UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21910

 Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Amy J. Lee
227 W. Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end:  May 31

Date of reporting period:  June 1, 2015 - November 30, 2015

Item 1.  Reports to Stockholders.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

GUGGENHEIM INVESTMENTS

ETF

November 30, 2015 (UNAUDITED)

# GUGGENHEIM FUNDS
# SEMIANNUAL REPORT

| | |
|---|---|
| ENY | GUGGENHEIM CANADIAN ENERGY INCOME ETF |
| TAO | GUGGENHEIM CHINA REAL ESTATE ETF |
| HAO | GUGGENHEIM CHINA SMALL CAP ETF |
| FRN | GUGGENHEIM FRONTIER MARKETS ETF |
| HGI | GUGGENHEIM INTERNATIONAL MULTI-ASSET INCOME ETF |
| SEA | GUGGENHEIM SHIPPING ETF |
| CUT | GUGGENHEIM TIMBER ETF |

GUGGENHEIMINVESTMENTS.COM

... YOUR ROAD TO THE LATEST, MOST UP-TO-DATE INFORMATION

The shareholder report you are reading right now is just the beginning of the story. Online at guggenheiminvestments.com, you will find:

•	Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

•	Investor guides and fund fact sheets.

•	Regulatory documents including a prospectus and copies of shareholder reports.

Guggenheim Funds Distributors, LLC is constantly updating and expanding shareholder information services on each Fund’s website, in an ongoing effort to provide you with the most current information about how your Fund’s assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.

Contents

Dear Shareholder	3

Economic and Market Overview	4

Management Discussion of Fund Performance	6

Risks and Other Considerations	13

Performance Report and Fund Profile	14

About Shareholders’ Fund Expenses	25

Schedule of Investments	27

Statement of Assets and Liabilities	45

Statement of Operations	47

Statements of Changes in Net Assets	49

Financial Highlights	53

Notes to Financial Statements	60

Supplemental Information	66

Trust Information	70

About the Trust Adviser	Back Cover

November 30, 2015

DEAR SHAREHOLDER

Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for seven of our exchange-traded funds (“ETFs” or “Funds”). This report covers performance for the six months ended November 30, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global diversified financial services firm.

Guggenheim Funds Distributors, LLC, the distributor of the Funds, is committed to providing investors with innovative investment solutions; as of the date of this report we offer ETFs with a wide range of domestic and global themes, as well as closed-end funds and unit investment trusts. We have built on the investment management strengths of Guggenheim Investments and worked with a diverse group of index providers to create some of the most distinctive ETFs available.

To learn more about economic and market conditions over the last year and the objective and performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, which begins on page 6.

Sincerely,

Donald Cacciapaglia
President and Chief Executive Officer
Claymore Exchange-Traded Fund Trust 2

December 31, 2015

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 3

ECONOMIC AND MARKET OVERVIEW	November 30, 2015

At the U.S. Federal Reserve’s Federal Open Market Committee (the Fed, FOMC) meeting on December 16, after the period ended, the Fed raised their target Fed Funds rate by 25 bps. This decision to tighten monetary policy was in recognition that growth in the U.S. economy is sufficient to meet expectations in the current recovery. Historically, the period when the Fed begins to tighten leads to an initial sell-off in the bond market, as investors brace themselves for the ill-effects of restrictive monetary policy on the economy. Then, as investors realize the Fed is raising rates because the economy is strong, the fear of defaults diminishes and credit spreads tighten again.

Turning to equities in the U.S., valuations are approaching highs not seen since the internet bubble, based on the historical relationship of total market cap to GDP relative to interest rates. However, valuation is a poor timing tool—just because as things get expensive doesn’t mean they won’t get more expensive. Meanwhile, equity valuations in Europe look reasonable, and valuations in certain emerging markets look downright cheap.

At the end of the period, U.S. investors could draw optimism from the fundamental strength of the U.S. economy, seasonal factors that continue to kick in support for equity prices, and expectations for a good holiday retail season. Abroad, investors need to have more faith in the willingness and ability of central bankers to print money. In Europe and Japan, bad news is good news, and with any real signs of weakness, the policymakers should respond with further accommodation.

Among positives for the U.S. economy, the consumer price index rose by 0.2% in October after two months of declines, and has begun to accelerate in year-over-year terms due to positive base effects. The Empire State Manufacturing Survey posted its strongest growth since July, and September job openings of 5.52 million beat expectations. Although October retail sales growth of just 0.1% was disappointing, consumer sentiment rebounded in October and November, and the outlook for consumer spending is bright. Another positive could be El Niño, the massive weather pattern that, as it gains strength, should actually become a boon to the U.S. economy, potentially adding 1.5% to gross domestic product (GDP) in the first quarter.

With the Fed’s first rate hike in seven years now decided, the tailwinds of positive economic data, accommodative global central banks, and positive seasonal forces are bolstering market resilience and reaffirming a positive environment backdrop for risk assets.

For the six-month period ended November 30, 2015, the Standard & Poor’s 500 Index (the “S&P 500”) returned -0.21% (this and all other returns cited in this section are total return). MSCI Europe-Australasia-Far East (“EAFE”) Index returned -7.42% and the MSCI Emerging markets Index returned -17.67%.

In the bond market, the Barclays U.S. Aggregate Bond Index returned -0.12% for the period, while the Barclays U.S. Corporate High Yield Index returned -5.84%. The return of the Barclays 1-3 Month U.S. Treasury Bill Index was 0.01%.

4 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

November 30, 2015

Index Definitions

All indices described below are unmanaged and reflect no expenses. It is not possible to invest directly in any index.

The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM,” pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”).

The Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds.

The Barclays 1-3 Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of one to three months. U.S. Treasury Bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

The MSCI China Index is a capitalization-weighted index that monitors the performance of stocks from the country of China.

The MSCI EAFE Index is a capitalization weighted measure of stock markets in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets. The MSCI World Index (Net) is calculated with net dividends reinvested.

The Standard & Poor’s (“S&P 500”) Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of U.S. stock market.

The S&P/TSX Composite Index is a capitalization-weighted index. The index is designed to measure performance of the broad Canadian economy through changes in the aggregate market value of stocks representing all major industries.

The S&P Global Timber & Forestry Index is comprised of 25 of the largest publicly traded companies engaged in the ownership, management, or the upstream supply chain of forests and timberlands. These may be forest products companies, timber REITs, paper products companies, paper packaging companies, or agricultural product companies that are engaged in the ownership, management, or the upstream supply chain of forests and timberlands.

Industry Sectors

Comments about industry sectors in these fund commentaries are based on Bloomberg industry classifications.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 5

MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited)	November 30, 2015

ENY Guggenheim Canadian Energy Income ETF

Fund Overview

The Guggenheim Canadian Energy Income ETF, NYSE Arca ticker: ENY

(the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the S&P/TSX High Income Energy Index (the “Index”). The Index includes the constituent stocks of the S&P/TSX Composite Index that are classified as energy companies, according to the Global Industry Classification Standard (GICS), and that also meet specific yield requirements.

The Fund will invest at least 80% of its total assets in securities that comprise the Index. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited–whether based on net asset value (“NAV”) or market price –assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.

On a market price basis, the Fund generated a total return of -27.84%, which included a decrease in market price over the period to $7.63 on November 30, 2015, from $10.79 on May 31, 2015. On an NAV basis, the Fund generated a total return of -27.03%, which included a decrease in NAV over the period to $7.68 on November 30, 2015, from $10.74 on May 31, 2015. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and broad Canadian equity market comparison purposes, the underlying Index returned -27.00%, and the S&P/TSX Composite Index returned -14.94%.

The Fund made quarterly distributions per share of $0.0888 on June 30, 2015; $0.0851 on September 30, 2015.

Performance Attribution

Since more than 95% of the Fund’s portfolio is invested in the energy sector, the return of this sector was the main determinant of the Fund’s return, and it was the major source of the Fund’s negative return for the six-month period ended November 30, 2015. The Fund also has positions in the industrials and the materials sectors, and those also detracted from the Fund’s return for the period.

Positions that contributed the most to return included Trican Well Service Ltd., a pressure-pumping company that serves the oil and gas exploration and development industry (not held in the Fund’s portfolio at period end); TransGlobe Energy Corp., a Calgary-based oil and gas exploration and development company (not held in the Fund’s portfolio at period end); and Enerflex Ltd., an oilfield services provider (0.8% of the Fund’s long-term investments at period end).

Positions that detracted the most included Baytex Energy Corp., which explores and produces oil and natural gas (not held in the Fund’s portfolio at period end); Crescent Point Energy Corp., an oil and gas production company (5.4% of the Fund’s long-term investments at period end); and Inter Pipeline Ltd., a multinational petroleum transportation and infrastructure limited partnership (4.5% of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015

TAO Guggenheim China Real Estate ETF

Fund Overview

The Guggenheim China Real Estate ETF, NYSE Arca ticker: TAO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China Real Estate Index (the “Index”).

The Index is designed to measure and monitor the performance of the investable universe of publicly-traded companies and real estate investment trusts (“REITs”) which are open to foreign ownership and derive a majority of their revenues from real estate development, management, and/or ownership of property in China or the Special Administrative Regions of China, such as Hong Kong, and Macau. The Index was created by AlphaShares, LLC and is maintained by Standard & Poor’s.

The Fund will invest at least 90% of its total assets in common stock, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”), and International Depositary Receipts (“IDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.

On a market price basis, the Fund generated a total return of -16.52%, which included a decrease in market price over the period to $20.49 on November 30, 2015, from $24.55 on May 31, 2015. On an NAV basis, the Fund generated a total return of -16.37%, which included a decrease in NAV over the period to $20.49 on November 30, 2015, from $24.50 on May 31, 2015. At the end of the period the Fund’s shares at market price were trading equal to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and market comparison purposes, the Index returned -16.29% and the MSCI China Index returned -23.12% for the six-month period ended November 30, 2015.

Performance Attribution

Nearly all of the Fund’s investments are in the financials sector. For the six-month period ended November 30, 2015, that sector was a large detractor from return.

Positions that contributed the most to the Fund’s return included Cheung Kong Property Holdings Ltd., a Hong Kong property developer that was spun off of CK Hutchison Holdings during the period (not held in the Fund’s portfolio at period end); Link Real Estate Investment Trust, a retail-focused REIT (5.0% of the Fund’s long-term investments at period end); and Chinese Estates Holdings Ltd., a property company in Hong Kong (1.0% of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included Goldin Properties Holdings Ltd., which through its subsidiaries provides property development and investment services; Sun Hung Kai Properties Ltd., a property developer in Hong Kong; and CK Hutchison Holdings Ltd., a Cayman Islands-registered conglomerate headquartered in Hong Kong that was formed in March 2015 through the merger of Cheung Kong Holdings and its main associate company Hutchison Whampoa (0.7%, 4.2%, and 8.2%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015

HAO Guggenheim China Small Cap ETF

Fund Overview

The Guggenheim China Small Cap ETF, NYSE Arca ticker: HAO (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the AlphaShares China Small Cap Index (the “Index”).

The Index is designed to measure and monitor the performance of publicly traded mainland China-based small-capitalization companies. The Index was created by AlphaShares, LLC (“AlphaShares”) and is maintained by Standard & Poor’s. For inclusion in the Index, AlphaShares defines small-capitalization companies as those companies with a maximum $1.5 billion float-adjusted market capitalization.

The Fund will invest at least 90% of its total assets in common stock, American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”), Global Depositary Receipts (“GDRs”), and International Depositary receipts (“IDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs, ADSs, GDRs, and IDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.

On a market price basis, the Fund generated a total return of -26.33%, which included a decrease in market price over the period to $25.46 on November 30, 2015, from $34.56 on May 31, 2015. On an NAV basis, the Fund generated a total return of -27.11%, which included a decrease in NAV over the period to $25.35 on November 30, 2015, from $34.78 on May 31, 2015. At the end of the period the Fund’s shares were trading at a market price premium to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and broad market comparison purposes, the Index returned -29.50% and the MSCI China Index returned -23.12% for the six-month period ended November 30, 2015.

Performance Attribution

For the six-month period ended November 30, 2015, the consumer discretionary sector contributed the most to return, followed by the technology sector. The materials sector detracted the most from return, followed by the industrials sector.

Positions that contributed the most to the Fund’s return included Imperial Pacific International Holdings Ltd., a Hong Kong-based investment holding company that is principally involved in the development of and operation of an integrated resort on the island of Saipan; Tech Pro Technology Development Ltd., a maker and seller of aluminum electrolytic capacitors; and CT Environmental Group Ltd., provider of customized wastewater treatment and industrial water supply services in China (0.7%, 0.7%, and 0.4%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included China Everbright Ltd., which, through its subsidiaries, provides investment banking, commercial banking, corporate finance, and investment advisory services; Huabao International Holdings Ltd., an investment holding company that researches and develops, produces, distributes, imports, and exports flavors, reconstituted tobacco leaves, new materials, and fragrances in China; and Shanghai Electric Group Co. Ltd. Class H, which, through its subsidiaries, designs, manufactures, sells, and services a wide range of products in the power equipment, electromechanical equipment, transportation equipment, and environmental system industries (1.1%, 0.3%, and 1.0%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015

FRN Guggenheim Frontier Markets ETF

Fund Overview

The Guggenheim Frontier Markets ETF, NYSE Arca ticker: FRN (the “Fund”), seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the BNY Mellon New Frontier Index (the “Index”).

The Index is composed of all liquid (as defined by the criteria set forth below) American depositary receipts (“ADRs”), global depositary receipts (“GDRs”), and local securities of certain countries that are represented in the Index. The Index tracks the performance of ADRs listed on a U.S. exchange, GDRs traded on the London Stock Exchange (“LSE”), and ordinary share classes of equity securities listed on exchanges in Frontier Market countries.

The Bank of New York Mellon, the Fund’s Index provider (“BNY Mellon” or the “Index Provider”), categorizes countries as “Frontier Market” based upon an evaluation of gross domestic product growth, per capita income growth, experienced and expected inflation rates, privatization of infrastructure, and social inequalities. These countries currently are: Argentina, Bahrain, Bangladesh, Bulgaria, Croatia, Cyprus, Jordan, Kazakhstan, Kenya, Kuwait, Latvia, Lithuania, Nigeria, Oman, Pakistan, Panama, Romania, Sri Lanka, Tunisia, Ukraine, Vietnam, and Zambia.

The universe of potential Index constituents includes all liquid ADRs, GDRs, and ordinary shares which meet certain criteria with respect to trading volume and market capitalization. Potential Index constituents include securities with free-float market capitalizations greater than $250 million, which may include securities of all categories of market capitalizations, as defined by the Index Provider. The Fund also may invest directly in other exchange-traded funds (“ETFs”) that provide exposure to securities similar to those securities in which the Fund may directly invest.

price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

The Index returned -14.01% and the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index returned -17.67% for the six-month period ended November 30, 2015.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual period ended November 30, 2015.

On a market price basis, the Fund generated a total return of -17.18%, which included a decrease in market price over the period to $11.04 on November 30, 2015, from $13.33 on May 31, 2015. On an NAV basis, the Fund generated a total return of -16.18%, which included a decrease in NAV over the period to $11.09 on November 30, 2015, from $13.23 on May 31, 2015. At the end of the period the Fund’s shares were trading at a market

Performance Attribution

For the six-month period ended November 30, 2015, the utilities sector was the only contributor to return. The industrials sector detracted the least from return. The financials sector detracted the most from the Fund’s return, followed by the energy sector.

Positions that contributed the most to the Fund’s return included Grupo Financiero Galicia SA, ADR, a financial services holding company in Argentina; Banco Macro SA, ADR, which attracts deposits and offers retail and commercial banking services primarily in Argentina; and Pampa Energia SA, ADR, a generator and distributor of electricity in Argentina (3.1%, 2.4%, and 1.1%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included Copa Holdings SA, which provides international airline passenger and cargo service; YPF SA, ADR, an Argentine oil and gas exploration and production company; and Guaranty Trust Bank plc, GDR, a large Nigerian bank (3.6%, 4.2%, and 3.0%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015

HGI Guggenheim International Multi-Asset Income ETF

Fund Overview

The Guggenheim International Multi-Asset Income ETF, NYSE Arca ticker: HGI (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an index called the Zacks International Multi-Asset Income Index (the “Index”).

The Index is comprised of approximately 150 securities selected, based on investment and other criteria, from a universe of international companies, global real estate investment trusts (“REITs”), master limited partnerships (“MLPs”), Canadian royalty trusts, and American Depositary Receipts (“ADRs”) of emerging market companies and U.S. listed closed-end funds that invest in international companies, and at all times is comprised of at least 40% non-U.S. securities. The companies in the universe are selected using a proprietary strategy developed by Zacks Investment Research, Inc.

The Fund will invest at least 90% of its total assets in securities that comprise the Index and underlying securities representing the ADRs included in the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.

On a market price basis, the Fund generated a total return of -12.99%, which included a decrease in market price over the period to $15.02 on November 30, 2015, from $17.60 on May 31, 2015. On an NAV basis, the Fund generated a total return of -12.97%, which included a decrease in NAV over the period to $15.07 on November 30, 2015, from $17.65 on May 31, 2015. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and broad market comparison purposes, the Index returned -13.02% and the Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index returned -7.42% for the six-month period ended November 30, 2015.

The Fund made quarterly distributions per share of $0.1558 on June 30, 2015; and $0.1423 on September 30, 2015.

Performance Attribution

For the six-month period ended November 30, 2015, the technology sector was the only contributor to the Fund’s return. The health care sector detracted least. The energy sector detracted the most from the Fund’s return, followed by the materials sector.

Positions that contributed the most to the Fund’s return included Grupo Aeroportuario del Pacifico SAB de CV ADR, which operates airports in the Pacific region of Mexico (not held in the Fund’s portfolio at period end); Infineon Technologies AG ADR, which designs, manufactures, and markets semiconductors (0.9% of the Fund’s long-term investments at period end); and QEP Resources, Inc., an independent natural gas and oil exploration and production company (1.3% of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included Glencore plc, a diversified natural resources company (0.4% of the Fund’s long-term investments at period end); Mobile TeleSystems PJSC, ADR is a telecommunications group that offers mobile and fixed voice, broadband, and pay TV services in Russia, Ukraine, Turkmenistan, Armenia, and Belarus (not held in the Fund’s portfolio at period end); and Vallourec SA, which, through subsidiaries, manufactures steel and alloy tubing and a wide range of components (not held in the Fund’s portfolio at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015

SEA Guggenheim Shipping ETF

Fund Overview

The Guggenheim Shipping ETF, NYSE Arca ticker: SEA (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Dow Jones Global Shipping IndexSM (the “Index”).

The Index is designed to measure the performance of high-dividend paying companies in the global shipping industry. CME Group Index Services, LLC (the “Index Provider”) uses a rules-based methodology to rank companies by yield that are involved in the shipping industry globally that primarily transport goods and materials. The Index Provider considers a company to be in the shipping industry if its revenues are derived primarily from shipping activities (excluding companies solely involved in transporting passengers). The Index Provider determines whether a company is “high-dividend paying” by ranking it relative to other companies in the shipping industry based upon indicated annual yield (most recent distribution annualized and divided by the current share price). The companies in the Index may be located in any country, including those classified as emerging markets.

The Fund will at all times invest at least 90% of its total assets in common stock, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and master limited partnerships (“MLPs”) that comprise the Index and the underlying stocks of the ADRs and GDRs in the Index. The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

For underlying index and broad market comparison purposes, the Index returned -19.63% and the MSCI World Index returned -3.97% for the six-month period ended November 30, 2015.

The Fund made quarterly distributions per share of $0.6693 on June 30, 2015, and $0.2402 on September 30, 2015.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.

On a market price basis, the Fund generated a total return of -19.24%, which included a decrease in market price over the period to $14.98 on November 30, 2015, from $19.55 on May 31, 2015. On an NAV basis, the Fund generated a total return of -19.46%, which included a decrease in NAV over the period to $14.98 on November 30, 2015, from $19.60 on May 31, 2015. At the end of the period the Fund’s shares were trading equal to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

Performance Attribution

Most of the Fund’s portfolio is invested in the industrials sector, and it was the largest detractor from return. The lightly weighted energy sector was a contributor to return for the period.

Positions that contributed most to the Fund’s return included Matson, Inc., which provides shipping services Pacific-wide, mainly to and from the Hawaiian islands; Nordic American Tankers Ltd., a shipping company that owns and charters Suezmax tankers for oil transportation; and Ship Finance International Ltd., which own and charters ships (6.4%, 4.1%, and 3.7%, respectively, of the Fund’s long-term investments at period end).

Positions that detracted the most from the Fund’s return included AP Moeller-Maersk A/S — Class B, a conglomerate with diversified holdings, including a shipping fleet, industrial, and supermarket businesses, and oil and gas exploration and distribution businesses; Navios Maritime Partners LP, which offers maritime freight transportation services; and Teekay Corp., which provides international crude oil and petroleum-product transportation services (18.8%, 1.3%, and 3.7%, respectively, of the Fund’s long-term investments at period end).

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MANAGEMENT DISCUSSION OF FUND PERFORMANCE (Unaudited) continued	November 30, 2015

CUT Guggenheim Timber ETF

Fund Overview

The Guggenheim Timber ETF, NYSE Arca ticker: CUT (the “Fund”) seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of an equity index called the Beacon Global Timber Index (the “Index”).

All securities in the Index are selected from the universe of global timber companies. Beacon Indexes, LLC (“Beacon” or the “Index Provider”) defines global timber companies as firms which own or lease forested land and harvest the timber from such forested land for commercial use and sale of wood-based products, including lumber, pulp, or other processed or finished goods such as paper and packaging.

The Fund will invest at least 90% of its total assets in common stock, American Depositary Receipts (“ADRs”), and Global Depositary Receipts (“GDRs”) that comprise the Index and depositary receipts representing common stocks included in the Index (or underlying securities representing the ADRs and GDRs included in the Index). The Fund generally will invest in all of the securities comprising the Index in proportion to their weightings in the Index.

Fund Performance

All Fund returns cited—whether based on net asset value (“NAV”) or market price—assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2015.

On a market price basis, the Fund generated a total return of -3.27%, which included a decrease in market price over the period to $25.40 on November 30, 2015, from $26.26 on May 31, 2015. On an NAV basis, the Fund generated a total return of -3.23%, which included a decrease in NAV over the period to $25.43 on November 30, 2015, from $26.28 on May 31, 2015. At the end of the period the Fund’s shares were trading at a market price discount to NAV, which is to be expected from time to time. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.

For underlying index and broad world market comparison purposes, the Index returned -2.86%; the S&P Global Timber and Forestry Index returned -3.55%; and the MSCI World Index returned -3.97% for the six-month period ended November 30, 2015. The STOXX® Europe TMI (Total Market Index) Forestry & Paper Index returned 4.16%. It is a market-capitalization weighted index of all companies in the Forestry & Paper sector of the STOXX Europe TMI.

Performance Attribution

Most of the Fund’s portfolio is invested in the materials sector, and it was the major detractor from the Fund’s return for the six-month period ended November 30, 2015. The Fund also has positions in the financials sector, which contributed to return for the period.

Positions that contributed the most to the Fund’s return included Plum Creek Timber Company, Inc., REIT, which grows, harvests, and markets timber and logs, and manufactures forest products such as lumber and plywood; Sappi Ltd., which produces coated fine paper and chemical cellulose; and Svenska Cellulosa AB SCA, a global hygiene and forest company that develops and produces personal care products, tissue, and forest products (5.7%, 2.8%, and 5.0%, respectively, of the Fund’s long-term investments at period end).

Positions detracting the most from the Fund’s return included West Fraser Timber Company Ltd., which produces dimension lumber, fiberboard, pulp, linerboard, kraft paper, and newsprint; WestRock Co., which provides consumer and corrugated packaging solutions; and Canfor Corp., an integrated forest products company (3.4%, 3.7%, and 2.5%, respectively, of the Fund’s long-term investments at period end).

12 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

November 30, 2015

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers and Guggenheim Investments only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward-looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Guggenheim Investments ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Funds, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

Equity Risk: The value of the equity securities held by the Funds may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

Foreign Investment Risk: Investing in non-U.S. issuers may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

Small- and Medium-Sized Company Risk: Investing in securities of these companies involves greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market.

Non-Correlation Risk: The Funds’ return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Funds may not be fully invested at times. If the Funds utilize a sampling approach or futures or other derivative positions, their return may not correlate with the Index return, as would be the case if they purchased all of the stocks with the same weightings as the Index.

Passive Management Risk: The Funds are not “actively” managed. Therefore, they would not necessarily sell a stock because the stock’s issuer was in financial trouble unless that stock is removed from the Index.

Issuer-Specific Changes: The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Industry Risk: If its Index is comprised of issuers in a particular industry or sector, a Fund would therefore be focused in that industry or sector. Accordingly, that Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

Non-Diversified Fund Risk: Certain Funds are considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

Emerging Markets Risk (excluding CUT, FRN, HGI, TAO, HAO and SEA):

Investment in securities of issuers based in developing or “emerging markets” countries entails all of the risks of investing in securities of non-U.S. issuers, as previously described, but to a heightened degree.

Canadian Risk (ENY and HGI): Investing in Canadian royalty trusts and stocks listed on the TSX are subject to: Commodity Exposure Risk, Reliance on Exports Risk, U.S. Economic Risk and Structural Risk (Political Risk).

Master Limited Partnership (MLP) Risk (FRN, SEA and HGI): Investments in securities of MLPs involve risks that differ from an investment in common stock. Holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

China Investment Risk (HAO and TAO): Investing in securities of Chinese companies involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China.

REIT Risk (HGI and TAO): Investments in securities of real estate companies involve risks. These risks include, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws.

Risks of Investing In Other Investment Companies (HGI): Investments in securities of other investment companies involve risks, including, among others, the fact that shares of other investment companies are subject to the management fees and other expenses of those companies, and the purchase of shares of some investment companies (in the case of closed-end investment companies) may sometimes require the payment of substantial premiums above the value of such companies’ portfolio securities or net asset values.

Risks of Investing in Frontier Securities (FRN): Investment in securities in emerging markets countries involves risks not associated with investments in securities in developed countries, including risks associated with expropriation and/or nationalization, political or social instability, armed conflict, the impact on the economy as a result of civil war, religious or ethnic unrest and the withdrawal or non-renewal of any license enabling the Fund to trade in securities of a particular country, confiscatory taxation, restrictions on transfers of assets, lack of uniform accounting, auditing and financial reporting standards, less publicly available financial and other information, diplomatic development which could affect U.S. investments in those countries and potential difficulties in enforcing contractual obligations. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging markets, and, as a result, the risk of investing in emerging markets countries are magnified in frontier countries.

As of the date of this report, a significant percentage of the BNY Mellon New Frontier Index is comprised of securities of companies from Chile, Columbia and Argentina. To the extent that the Index is focused on securities of any one country, including Chile, Columbia or Argentina, the value of the Index will be especially affected by adverse developments in such country, including the risks described above.

Securities Lending Risk: Although each Fund will receive collateral in connection with all loans of its securities holdings, the Funds would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Funds will bear the risk of loss of any cash collateral that they invest.

In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information and at guggenheiminvestments.com/etf.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 13

PERFORMANCE REPORT AND FUND PROFILE (Unaudited)	November 30, 2015

ENY Guggenheim Canadian Energy Income ETF

Fund Statistics
Share Price	$7.63
Net Asset Value	$7.68
Discount to NAV	-0.65%
Net Assets ($000)	$27,796

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
(non-annualized)		Year	Year	Year	(07/03/07)
Guggenheim Canadian
Energy Income ETF
NAV	-27.03%	-34.39%	-18.82%	-13.47%	-9.84%
Market	-27.84%	-34.87%	-18.79%	-13.67%	-9.92%
Sustainable Canadian
Energy Income
Index S&P/TSX/
Canadian High
Income Energy
Index1	-27.00%	-33.66%	-18.56%	-12.99%	-8.83%
S&P/TSX Composite
Index	-14.94%	-19.34%	-3.60%	-1.55%	-0.38%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.05 per share for share price returns or initial net asset value (NAV) of $25.05 per share for NAV returns. Returns for periods of less than one year are not annualized.

The S&P/TSX Composite is the headline index for the Canadian equity market. It is the broadest in the S&P/TSX family and is the basis for multiple sub-indices. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.79%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.83%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Energy	94.4%
Basic Materials	4.5%
Industrial	0.2%
Total Common Stocks	99.1%
Investments of Collateral for Securities Loaned	33.4%
Total Investments	132.5%
Other Assets & Liabilities	-32.5%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Canadian Natural Resources Ltd.	5.9%
Encana Corp.	5.9%
Cenovus Energy, Inc.	5.5%
Suncor Energy, Inc.	5.3%
Crescent Point Energy Corp.	5.3%
TransCanada Corp.	4.9%
Keyera Corp.	4.8%
Cameco Corp.	4.5%
Enbridge, Inc.	4.5%
Inter Pipeline Ltd.	4.5%
Top Ten Total	51.1%
“Ten Largest Holdings” excludes any temporary cash investments.

14 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015

ENY Guggenheim Canadian Energy Income ETF

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 15

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015

TAO Guggenheim China Real Estate ETF

Fund Statistics
Share Price	$20.49
Net Asset Value	$20.49
Premium to NAV	–%
Net Assets ($000)	$18,648

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
(non-annualized)		Year	Year	Year	(12/18/07)
Guggenheim China
Real Estate ETF
NAV	-16.37%	-4.49%	-0.28%	2.65%	0.31%
Market	-16.52%	-4.00%	-0.50%	2.76%	0.30%
AlphaShares China
Real Estate
Index	-16.29%	-4.89%	0.04%	3.10%	1.07%
MSCI China
Index	-23.12%	-5.53%	3.08%	0.77%	-1.00%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $23.50 per share for share price returns or initial net asset value (NAV) of $23.50 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI China Index is a capitalization-weighted index that measures the performance of large- and mid-cap securities in the Chinese equity markets and includes representation across China H shares, B shares, Red chips and P chips. The referenced index is unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.88%. In the Financial Highlights section of the Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.00%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	80.5%
Diversified	10.4%
Consumer, Cyclical	8.1%
Total Common Stocks	99.0%
Investments of Collateral for Securities Loaned	3.1%
Total Investments	102.1%
Other Assets & Liabilities, net	-2.1%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
CK Hutchison Holdings Ltd.	8.1%
China Overseas Land & Investment Ltd.	6.4%
China Resources Land Ltd.	5.2%
Hongkong Land Holdings Ltd.	5.2%
Link REIT	4.9%
Sino Land Company Ltd.	4.9%
Swire Pacific Ltd.	4.3%
Sun Hung Kai Properties Ltd.	4.2%
New World Development Company Ltd.	3.7%
Henderson Land Development Company Ltd.	3.6%
Top Ten Total	50.5%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

16 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015

HAO Guggenheim China Small Cap ETF

Fund Statistics
Share Price	$25.46
Net Asset Value	$25.35
Premium to NAV	0.43%
Net Assets ($000)	$135,642

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
(non-annualized)		Year	Year	Year	(01/30/08)
Guggenheim China
Small Cap ETF
NAV	-27.11%	-4.87%	6.15%	-2.15%	1.95%
Market	-26.33%	-4.81%	6.14%	-2.05%	2.00%
AlphaShares China
Small Cap
Index	-29.50%	-10.49%	3.94%	-2.98%	2.12%
MSCI China
Index	-23.12%	-5.53%	3.08%	0.77%	1.29%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.34 per share for share price returns or initial net asset value (NAV) of $24.34 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI China Index, a representative sample for the entire Chinese investment universe, combining A, B, H Red Chip and P Chip share classes as well as U.S. and Singapore-listed Chinese securities. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.83%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.75% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.84%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.70% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.70%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Consumer, Non-cyclical	15.7%
Communications	7.0%
Basic Materials	6.7%
Energy	4.6%
Other	8.7%
Total Long-Term Investments	100.1%
Investments of Collateral for Securities Loaned	13.8%
Total Investments	113.9%
Other Assets & Liabilities	-13.9%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
China Galaxy Securities Company Ltd. — Class H	1.9%
ANTA Sports Products Ltd.	1.7%
Shenzhou International Group Holdings Ltd.	1.7%
CSPC Pharmaceutical Group Ltd.	1.3%
China COSCO Holdings Company Ltd. — Class H	1.1%
GOME Electrical Appliances Holding Ltd.	1.1%
China Everbright Ltd.	1.1%
China Shipping Container Lines Company Ltd. — Class H	1.0%
Kingsoft Corporation Ltd.	1.0%
TAL Education Group ADR	1.0%
Top Ten Total	12.9%
“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 17

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015

FRN Guggenheim Frontier Markets ETF

Fund Statistics
Share Price	$11.04
Net Asset Value	$11.09
Discount to NAV	-0.45%
Net Assets ($000)	$40,361

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
(non-annualized)		Year	Year	Year	(06/12/08)
Guggenheim Frontier
Markets ETF
NAV	-16.18%	-25.51%	-13.81%	-11.15%	-7.83%
Market	-17.18%	-25.21%	-14.09%	-11.50%	-7.88%
BNY Mellon
New Frontier
Index	-14.01%	-21.78%	-12.08%	-9.87%	-6.74%
MSCI Emerging
Markets
Index	-17.67%	-16.99%	-4.55%	-3.05%	-1.86%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.34 per share for share price returns or initial net asset value (NAV) of $24.34 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.78%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.83%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	39.7%
Communications	15.0%
Energy	11.4%
Consumer, Non-cyclical	10.0%
Consumer, Cyclical	5.1%
Industrial	4.0%
Other	6.4%
Total Common Stocks	91.6%
Exchange-Traded Funds	9.8%
Investments of Collateral for Securities Loaned	9.6%
Total Investments	111.0%
Other Assets & Liabilities	-11.0%
Net Assets	100.0%

Ten Largest Holdings
(% of Total Net Assets)
Market Vectors Vietnam ETF	9.8%
MercadoLibre, Inc.	4.8%
YPF S.A. ADR	4.3%
National Bank of Kuwait SAKP	4.1%
Copa Holdings S.A. — Class A	3.7%
Safaricom Ltd.	3.3%
Oman Telecommunications Company SAOG	3.1%
Banca Transilvania	3.1%
Grupo Financiero Galicia S.A. ADR	3.1%
Guaranty Trust Bank plc	3.1%
Top Ten Total	42.4%
“Ten Largest Holdings” excludes any temporary cash investments.

18 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015

HGI Guggenheim International Multi-Asset Income ETF

Fund Statistics
Share Price	$15.02
Net Asset Value	$15.07
Discount to NAV	-0.33%
Net Assets ($000)	$21,098

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
(non-annualized)		Year	Year	Year	(07/11/07)
Guggenheim
International
Multi-Asset
Income ETF
NAV	-12.97%	-12.69%	1.17%	0.41%	-1.66%
Market	-12.99%	-12.58%	1.04%	0.26%	-1.70%
Zacks International
Multi-Asset
Income
Index	-13.02%	-12.89%	1.26%	0.63%	-1.29%
MSCI EAFE
Index	-7.42%	-2.94%	6.60%	5.52%	-0.49%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses.s is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value (NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The MSCI EAFE Index measures the performance for a diverse range of global stock markets within Europe, Australasia and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.11%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was 0.70%, while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 1.04%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.65% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.65%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Financial	20.5%
Energy	14.5%
Consumer, Cyclical	10.2%
Technology	9.4%
Industrial	8.2%
Consumer, Non-cyclical	6.9%
Basic Materials	6.8%
Utilities	6.7%
Communications	5.1%
Diversified	1.8%
Closed-End Funds	9.5%
Rights	0.0%*
Total Long-Term Investments	99.6%
Investments of Collateral for Securities Loaned	6.0%
Total Investments	105.6%
Other Assets & Liabilities, net	-5.6%
Total Net Assets	100.0%
*Less than 0.1%.

Ten Largest Holdings
(% of Total Net Assets)
Cia Paranaense de Energia ADR	2.0%
QEP Resources, Inc.	1.2%
Noble Energy, Inc.	1.2%
Apache Corp.	1.2%
Devon Energy Corp.	1.2%
Canadian Natural Resources Ltd.	1.2%
Cimarex Energy Co.	1.2%
Tenaris S.A.	1.2%
EOG Resources, Inc.	1.2%
Himax Technologies, Inc. ADR	1.2%
Top Ten Total	12.8%
“Ten Largest Holdings” excludes any temporary cash investments.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 19

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015

HGI Guggenheim International Multi-Asset Income ETF (continued)

20 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015

SEA Guggenheim Shipping ETF

Fund Statistics
Share Price	$14.98
Net Asset Value	$14.98
Premium to NAV	–%
Net Assets ($000)	$32,963

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
(non-annualized)		Year	Year	Year	(06/11/10)
Guggenheim Shipping ETF
NAV	-19.46%	-15.65%	2.84%	-7.95%	-6.13%
Market	-19.24%	-15.54%	2.96%	-7.92%	-6.13%
Dow Jones Global Shipping
IndexSM	-19.63%	-16.01%	2.60%	N/A	N/A
Delta Global Shipping Index/
Dow Jones Global
Shipping
IndexSM	-19.63%	-16.01%	2.60%	-8.00%	-6.49%1
MSCI World
Index	-3.97%	-0.72%	10.97%	9.52%	10.83%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $25.96 per share for share price returns or initial net asset value (NAV) of $25.96 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International World Index (MSCI) measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East. The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

The Fund’s annual operating ratio of 0.65% is expressed as a unitary fee and covers all expenses of the Fund, except distributions fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Portfolio Breakdown	% of Net Assets
Industrial	92.6%
Consumer, Non-cyclical	5.6%
Total Long-Term Investments	98.2%
Investments of Collateral for Securities Loaned	23.9%
Total Investments	122.1%
Other Assets & Liabilities, net	-22.1%
Total Net Assets	100.0%
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Ten Largest Holdings
(% of Total Net Assets)
AP Moeller - Maersk A/S — Class B	18.5%
Nippon Yusen K.K.	9.0%
Matson, Inc.	6.2%
COSCO Pacific Ltd.	5.6%
Kawasaki Kisen Kaisha Ltd.	4.8%
Nordic American Tankers Ltd.	4.0%
Teekay Corp.	3.6%
Ship Finance International Ltd.	3.6%
Teekay LNG Partners, LP	3.6%
Sembcorp Marine Ltd.	3.5%
Top Ten Total	62.4%
“Ten Largest Holdings” excludes any temporary cash investments.

1	The benchmark return reflects the blended return of the Delta Global Shipping Index from 6/11/10 - 7/26/11 and the return of the Dow Jones Global Shipping IndexSM from 7/27/11 - 11/30/15.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 21

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015

SEA Guggenheim Shipping ETF (continued)

22 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015

CUT Guggenheim Timber ETF

Fund Statistics
Share Price	$25.40
Net Asset Value	$25.43
Discount to NAV	-0.12%
Net Assets ($000)	$193,270

AVERAGE ANNUAL TOTAL RETURNS FOR THE
PERIOD ENDED NOVEMBER 30, 2015
	Six				Since
	Month	One	Three	Five	Inception
(non-annualized)		Year	Year	Year	(11/09/07)
Guggenheim Timber ETF
NAV	-3.23%	5.64%	11.45%	7.81%	2.09%
Market	-3.27%	5.83%	11.19%	7.64%	2.06%
Beacon Global Timber
Index	-2.86%	6.64%	12.36%	8.79%	3.45%
MSCI World
Index	-3.97%	-0.72%	10.97%	9.52%	2.90%
S&P Global Timber &
Forestry
Index	-3.55%	1.53%	9.07%	6.22%	0.45%
STOXX Europe Total
Market Forestry &
Paper Index 4.16%		23.41%	24.67%	13.09%	3.65%

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. All NAV returns include the deduction of management fees, operating expenses and all other Fund expenses. The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares is not reflected in the total returns. For the most recent month-end performance figures, please visit guggenheiminvestments.com. The investment return and principal value of an investment will fluctuate with changes in market conditions and other factors so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Since inception returns assume a purchase of the Fund at the initial share price of $24.91 per share for share price returns or initial net asset value (NAV) of $24.91 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Morgan Stanley Capital International (MSCI) World Index measures performance from a diverse range of global stock markets, including the U.S., Canada, Europe, Australia, New Zealand, and the Far East.

The S&P Global Timber & Forestry Index is comprised of 25 of the largest publicly traded companies engaged in the ownership, management or the upstream supply chain of forests and timberlands. These may be forest products companies, timber REITs, paper products companies, paper packaging companies, or agricultural product companies that are engaged in the ownership, management or the upstream supply chain of forests and timberlands.

The STOXX® Europe TMI Forestry & Paper is a market capitalization weighted index of all companies in the Forestry & Paper sector of the

STOXX Europe TMI index. Using the market standard ICB (Industry Classification Benchmark), companies with primary revenue sources from the Forestry & Paper sector are selected from the STOXX Europe TMI universe, which covers 95 percent of the free float market capitalization across 18 Western European countries (Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom).

The referenced indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees or expenses.

Per the most recent prospectus, the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was 0.76%. In the Financial Highlights section of this Semiannual Report, the Fund’s annualized net operating expense ratio was determined to be 0.60% while the Fund’s annualized gross operating expense ratio, gross of any fee waivers or expense reimbursements, was determined to be 0.75%. There is a contractual fee waiver currently in place for this Fund through December 31, 2018 to the extent necessary in keeping the Fund’s operating expense ratio from exceeding 0.55% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.55%. Without this expense cap, actual returns would be lower.

Portfolio Breakdown	% of Net Assets
Basic Materials	65.5%
Financial	15.7%
Industrial	11.9%
Consumer, Non-cyclical	5.0%
Energy	1.2%
Total Long-Term Investments	99.3%
Investments of Collateral for Securities Loaned	0.0%*
Total Investments	99.3%
Other Assets & Liabilities, net	0.7%
Total Net Assets	100.0%
* Less than 0.1%

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 23

PERFORMANCE REPORT AND FUND PROFILE (Unaudited) continued	November 30, 2015

CUT Guggenheim Timber ETF (continued)

Ten Largest Holdings
(% of Total Net Assets)
Plum Creek Timber Company, Inc. REIT	5.7%
UPM-Kymmene Oyj	5.1%
Fibria Celulose S.A. ADR	5.0%
Svenska Cellulosa AB SCA — Class B	4.9%
Mondi Ltd.	4.9%
Packaging Corporation of America	4.7%
Weyerhaeuser Co. REIT	4.7%
Klabin S.A.	4.6%
Oji Holdings Corp.	4.5%
Stora Enso Oyj — Class R	4.5%
Top Ten Total	48.6%
“Ten Largest Holdings” excludes any temporary cash or derivative investments.

24 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)	November 30, 2015

All funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur advisory fees and other Fund expenses which are deducted from a Fund’s gross income and reduce the investment return of the Fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning May 31, 2015 and ending November 30, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

			Beginning	Ending
	Expense		account value	Account Value	Expenses Paid
	Ratio1	Fund Return	May 31, 2015	November 30, 2015	During Period2
Table 1. Based on actual Fund return3
Guggenheim Canadian Energy Income ETF	0.70%	-27.03%	$1,000.00	$729.72	$3.03
Guggenheim China Real Estate ETF	0.70%	16.37%	1,000.00	836.32	3.21
Guggenheim China Small Cap ETF	0.75%	-27.11%	1,000.00	728.86	3.24
Guggenheim Frontier Markets ETF	0.70%	-16.18%	1,000.00	838.25	3.22
Guggenheim International Multi-Asset Income ETF	0.70%	-12.97%	1,000.00	870.28	3.27
Guggenheim Shipping ETF	0.65%	-19.46%	1,000.00	805.41	2.93
Guggenheim Timber ETF	0.60%	-3.23%	1,000.00	967.66	2.95

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 25

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) continued	November 30, 2015

			Beginning	Ending
	Expense		account value	Account Value	Expenses Paid
	Ratio1	Fund Return	May 31, 2015	November 30, 2015	During Period2
Table 2. Based on hypothetical 5% return (before expenses)
Guggenheim Canadian Energy Income ETF	0.70%	5.00%	$1,000.00	$1,021.50	$3.54
Guggenheim China Real Estate ETF	0.70%	5.00%	1,000.00	1,021.50	3.54
Guggenheim China Small Cap ETF	0.75%	5.00%	1,000.00	1,021.25	3.79
Guggenheim Frontier Markets ETF	0.70%	5.00%	1,000.00	1,021.50	3.54
Guggenheim International Multi-Asset Income ETF	0.70%	5.00%	1,000.00	1,021.50	3.54
Guggenheim Shipping ETF	0.65%	5.00%	1,000.00	1,021.75	3.29
Guggenheim Timber ETF	0.60%	5.00%	1,000.00	1,021.88	3.02

1	Annualized and excludes expenses of the underlying funds in which the Funds invest, if any.

2	Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

3	Actual cumulative return at net asset value for the period May 31, 2015 to November 30, 2015

26 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	November 30, 2015

ENY Guggenheim Canadian Energy Income ETF

	Shares	Value
COMMON STOCKS† - 99.1%
Canada - 99.1%
Canadian Natural Resources Ltd.	67,975	$1,650,819
Encana Corp.	195,960	1,636,372
Cenovus Energy, Inc.	103,217	1,531,609
Suncor Energy, Inc.	53,479	1,481,902
Crescent Point Energy Corp.1	112,448	1,475,212
TransCanada Corp.	42,889	1,357,221
Keyera Corp.	44,235	1,323,080
Cameco Corp.	102,933	1,261,493
Enbridge, Inc.1	35,201	1,253,770
Inter Pipeline Ltd.1	71,612	1,248,699
Pembina Pipeline Corp.1	53,434	1,229,867
ARC Resources Ltd.1	89,087	1,224,265
Husky Energy, Inc.	76,809	1,039,963
Vermilion Energy, Inc.1	28,645	860,221
Peyto Exploration & Development Corp.	41,354	843,135
AltaGas Ltd.1	35,299	829,692
Canadian Oil Sands Ltd.	126,076	810,431
PrairieSky Royalty Ltd.	40,591	781,856
Whitecap Resources, Inc.1	77,683	667,946
Veresen, Inc.1	75,956	597,769
Gibson Energy, Inc.	32,809	410,220
Parkland Fuel Corp.1	23,476	408,998
ShawCor Ltd.	16,786	365,557
Precision Drilling Corp.	76,203	329,041
Enbridge Income Fund Holdings, Inc.	14,459	317,921
Pason Systems, Inc.	18,499	286,448
Mullen Group Ltd.1	23,846	281,500
Enerplus Corp.1	53,648	264,282
Enerflex Ltd.	20,565	216,514
Secure Energy Services, Inc.	31,363	184,177
Canadian Energy Services & Technology Corp.1	49,227	174,854
Ensign Energy Services, Inc.	32,254	174,634
Freehold Royalties Ltd.1	19,689	172,250
TORC Oil & Gas Ltd.1	29,031	140,833
Penn West Petroleum Ltd.	130,641	140,290
Pengrowth Energy Corp.1	140,816	120,550
Bonterra Energy Corp.1	6,725	110,648
Surge Energy, Inc.1	57,551	108,477
Bonavista Energy Corp.1	49,807	90,514
Trinidad Drilling Ltd.	57,777	89,812
Newalta Corp.1	13,021	49,477
Total Canada		27,542,319
Total Common Stocks
(Cost $43,234,389)		27,542,319

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 33.4%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1133%	9,281,318	$9,281,318
Total Securities Lending Collateral
(Cost $9,281,318)		9,281,318
Total Investments - 132.5%
(Cost $52,515,707)		$36,823,637
Other Assets & Liabilities, net - (32.5)%		(9,027,758)
Total Net Assets - 100.0%		$27,795,879

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

Country Diversification
% of Common
Country	Stocks
Canada	100.0%

Currency Denomination
% of Common
Currency	Stocks
Canadian Dollar	100.0%

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$27,542,319	$–	$–	$27,542,319
Securities Lending
Collateral	9,281,318	–	–	9,281,318
Total	$36,823,637	$–	$–	$36,823,637

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 27

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

TAO Guggenheim China Real Estate ETF

	Shares	Value
COMMON STOCKS† - 99.0%
Financial - 80.6%
China Overseas Land & Investment Ltd.	362,992	$1,203,427
China Resources Land Ltd.	360,513	969,652
Hongkong Land Holdings Ltd.	138,000	964,620
Link REIT	151,136	919,261
Sino Land Company Ltd.	613,474	910,087
Sun Hung Kai Properties Ltd.	63,195	776,899
New World Development Company Ltd.	685,648	682,822
Henderson Land Development Company Ltd.	110,620	681,390
Hang Lung Properties Ltd.	281,934	660,469
Evergrande Real Estate Group Ltd.1	678,822	535,040
Wheelock & Company Ltd.	108,149	467,365
China Vanke Company Ltd. — Class H	175,691	437,870
Swire Properties Ltd.	140,796	408,660
Country Garden Holdings Company Ltd.	1,086,559	407,883
Hang Lung Group Ltd.	114,415	390,389
Hysan Development Company Ltd. — Class A	84,495	356,970
Hopewell Holdings Ltd.1	87,161	308,641
Shimao Property Holdings Ltd.	162,297	270,915
Sino-Ocean Land Holdings Ltd.	453,152	254,286
New World China Land Ltd.	359,244	246,542
Kerry Properties Ltd.	83,131	234,317
Longfor Properties Company Ltd.	163,631	224,171
Fortune Real Estate Investment Trust	181,536	182,661
Chinese Estates Holdings Ltd.	63,886	175,951
Shenzhen Investment Ltd.	384,113	165,994
Sunac China Holdings Ltd.	241,122	160,811
China Jinmao Holdings Group Ltd.	526,713	159,672
Guangzhou R&F Properties Company Ltd. — Class H	135,508	152,605
Champion REIT	293,224	149,412
Yuexiu Property Company Ltd.	829,617	139,127
KWG Property Holding Ltd.	180,347	128,887
Shui On Land Ltd.	461,258	127,335
Renhe Commercial Holdings Company Ltd.*	2,585,929	125,094
Great Eagle Holdings Ltd.	33,799	108,566
Agile Property Holdings Ltd.1	193,470	103,574
SOHO China Ltd.	250,219	101,999
China South City Holdings Ltd.1	427,549	97,622
Greentown China Holdings Ltd.1	84,073	84,919
Poly Property Group Company Ltd.1	259,177	80,910
Hopson Development Holdings Ltd.*	83,031	74,656
Yuexiu Real Estate Investment Trust	139,335	73,514
K Wah International Holdings Ltd.	150,225	64,920
Tian An China Investment Company Ltd.	102,427	58,798
E-House China Holdings Ltd. ADR1	9,591	58,026
Yanlord Land Group Ltd.	70,963	52,884

	Shares	Value
COMMON STOCKS† - 99.0% (continued)
Financial - 80.6% (continued)
China Overseas Grand Oceans Group Ltd.	119,416	$41,438
Glorious Property Holdings Ltd.*	333,300	35,256
Total Financial		15,016,307
Diversified - 10.3%
Swire Pacific Ltd. — Class A	73,394	800,976
Wharf Holdings Ltd.	117,306	673,394
Swire Pacific Ltd. — Class B	127,685	260,906
Goldin Properties Holdings Ltd.*,1	171,506	134,958
Carnival Group International Holdings Ltd.*	497,945	56,527
Total Diversified		1,926,761
Consumer, Cyclical - 8.1%
CK Hutchison Holdings Ltd.	115,089	1,509,885
Total Common Stocks
(Cost $22,680,662)		18,452,953
SECURITIES LENDING COLLATERAL†,2 – 3.1%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1254%	582,787	582,787
Total Securities Lending Collateral
(Cost $582,787)		582,787
Total Investments - 102.1%
(Cost $23,263,449)		$19,035,740
Other Assets & Liabilities, net - (2.1)%		(387,438)
Total Net Assets - 100.0%		$18,648,302

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

See Sector Classification in Supplemental Information section.

See notes to financial statements.

28 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

TAO Guggenheim China Real Estate ETF continued

Country Diversification
% of Long-Term
Country	Investments
China	98.7%
Singapore	1.3%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	94.2%
United States Dollar	5.5%
Singapore Dollar	0.3%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
Investments in	Level 1	Observable	Unobservable
Securities	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$18,452,953	$–	$–	$18,452,953
Securities Lending
Collateral	582,787	–	–	582,787
Total	$19,035,740	$–	$–	$19,035,740

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of November 30, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim China Real Estate ETF
Transfer from Level 2 to Level 1	$776,388

The transfer from Level 2 to Level 1 is the result of a security resuming trading on the principal exchange on which it trades.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 29

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

HAO Guggenheim China Small Cap ETF

	Shares	Value
COMMON STOCKS† - 100.1%
Consumer, Cyclical - 20.1%
ANTA Sports Products Ltd.	739,874	$2,238,153
Shenzhou International Group Holdings Ltd.	425,160	2,232,215
GOME Electrical Appliances Holding Ltd.	8,902,995	1,527,484
Intime Retail Group Company Ltd.	1,214,786	1,176,870
Qunar Cayman Islands Ltd. ADR*,1	24,782	1,115,933
Air China Ltd. — Class H	1,373,914	1,107,717
Shanghai Pharmaceuticals Holding Company Ltd. — Class H	497,069	1,091,353
Imperial Pacific International Holdings Ltd.*,1	30,966,313	994,667
Xinyi Glass Holdings Ltd.	1,812,998	972,926
Minth Group Ltd.	477,772	959,002
China Southern Airlines Company Ltd. — Class H	1,251,672	915,509
Skyworth Digital Holdings Ltd.	1,375,014	906,394
Digital China Holdings Ltd.*	647,679	738,586
China Travel International Investment Hong Kong Ltd.	1,720,101	703,400
China Eastern Airlines Corporation Ltd. — Class H*	1,305,205	690,322
China Dongxiang Group Company Ltd.	2,368,414	592,719
Li Ning Company Ltd.*	1,128,778	589,729
China Lodging Group Ltd. ADR*,1	20,149	574,649
Homeinns Hotel Group ADR*,1	16,892	521,118
Golden Eagle Retail Group Ltd.	366,969	472,916
Cosmo Lady China Holdings Company Ltd.2	450,392	438,659
China Harmony New Energy Auto Holding Ltd.	539,153	418,000
XTEP International Holdings Ltd.	618,152	368,406
REXLot Holdings Ltd.†††,1,3	9,459,651	362,427
Shanghai Jin Jiang International Hotels Group Co. Ltd. —
Class H	885,204	338,006
Tack Fiori International Group Ltd.*,††	1,144,728	321,920
NewOcean Energy Holdings Ltd.	713,442	302,791
Dah Chong Hong Holdings Ltd.1	578,491	291,038
Xinhua Winshare Publishing and Media Company Ltd. —
Class H	314,289	290,695
China Lilang Ltd.	336,691	263,204
Universal Health International Group Holding Ltd.1	687,574	258,108
Baoxin Auto Group Ltd.	616,839	256,222
China ZhengTong Auto Services Holdings Ltd.	599,503	245,154
China Yongda Automobiles Services Holdings Ltd.	368,567	235,348
Hengdeli Holdings Ltd.	1,624,084	224,172
361 Degrees International Ltd.	578,668	220,958
Zhongsheng Group Holdings Ltd.	445,171	213,628
Jinmao Investments and Jinmao China Investments
Holdings Ltd.	344,200	204,248
TCL Multimedia Technology Holdings Ltd.	335,592	190,049
Ajisen China Holdings Ltd.	436,344	185,188
Sinotruk Hong Kong Ltd.	471,223	184,794
Bosideng International Holdings Ltd.1	2,045,281	182,050
Springland International Holdings Ltd.	711,761	167,107

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Consumer, Cyclical - 20.1% (continued)
Qingling Motors Company Ltd. — Class H	540,025	$164,405
Hisense Kelon Electrical Holdings Company Ltd. — Class H*	277,598	144,673
Xinchen China Power Holdings Ltd.*	632,065	142,688
Weiqiao Textile Co. — Class H	292,944	120,171
Parkson Retail Group Ltd.	906,430	115,760
Welling Holding Ltd.	629,672	112,094
Ying Li International Real Estate Ltd.*	783,746	89,002
Maoye International Holdings Ltd.	661,285	84,453
Total Consumer, Cyclical		27,257,080
Industrial - 19.4%
China COSCO Holdings Company Ltd. — Class H*,†††,1,3	2,542,287	1,538,106
China Shipping Container Lines Company Ltd. — Class H*,†††,1,3	3,699,233	1,407,740
Shanghai Electric Group Company Ltd. — Class H††,1	2,147,404	1,332,440
AviChina Industry & Technology Company Ltd. — Class H	1,475,553	1,252,477
Beijing Capital International Airport Company Ltd. — Class H1	1,012,419	1,129,706
Sunny Optical Technology Group Company Ltd.	479,269	1,090,604
Metallurgical Corporation of China Ltd. — Class H†††,1,3	2,646,352	928,551
Tech Pro Technology Development Ltd.*,1	3,534,908	907,445
Sinotrans Ltd. — Class H	1,531,476	889,021
China Shipping Development Co. Ltd. — Class H†††,3	1,296,475	873,019
China International Marine Containers Group Co. Ltd. — Class H	407,848	713,423
Haitian International Holdings Ltd.	457,676	710,842
Lee & Man Paper Manufacturing Ltd.	1,218,292	700,932
China High Speed Transmission Equipment Group Co. Ltd.1	732,592	617,113
Xinjiang Goldwind Science & Technology Company Ltd. —
Class H	355,388	602,403
CT Environmental Group Ltd.	1,819,948	598,672
China Lesso Group Holdings Ltd.	705,125	561,229
BBMG Corp. — Class H	830,940	543,459
Guangshen Railway Company Ltd. — Class H	1,014,764	510,527
China Zhongwang Holdings Ltd.1	1,007,818	504,433
China Machinery Engineering Corp. — Class H	585,511	450,919
SITC International Holdings Company Ltd.	875,568	442,757
Tianneng Power International Ltd.	512,953	424,155
Wasion Group Holdings Ltd.	358,278	408,565
China Resources Cement Holdings Ltd.	1,236,672	403,612
Zoomlion Heavy Industry Science and Technology
Company Ltd. — Class H1	948,301	368,215
West China Cement Ltd.	1,783,532	356,617
Boer Power Holdings Ltd.	177,982	346,231
SIIC Environment Holdings Ltd.*	636,019	343,074
Greatview Aseptic Packaging Company Ltd.	717,276	309,970
China Water Affairs Group Ltd.	601,655	309,677
Chaowei Power Holdings Ltd.1	446,869	306,677
COSCO International Holdings Ltd.†††,3	516,546	282,530
Hi Sun Technology China Ltd.*	1,308,206	271,701

See notes to financial statements.

30 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

HAO Guggenheim China Small Cap ETF continued

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Industrial - 19.4% (continued)
AVIC International Holding HK Ltd.*	2,273,739	$255,181
Dongfang Electric Corporation Ltd. — Class H	242,984	255,147
Harbin Electric Company Ltd. — Class H1	486,887	243,696
Dongjiang Environmental Company Ltd. — Class H	141,800	237,067
Lonking Holdings Ltd.	1,336,917	222,476
China Singyes Solar Technologies Holdings Ltd.	322,690	221,872
China Aerospace International Holdings Ltd.1	1,371,075	215,779
First Tractor Company Ltd. — Class H	293,897	197,904
Kangda International Environmental Company Ltd.*,2	697,620	196,184
EVA Precision Industrial Holdings Ltd.	848,872	185,062
Sinotrans Shipping Ltd.1	910,381	174,984
Tianjin Port Development Holdings Ltd.	1,099,791	171,666
Ozner Water International Holding Ltd.*,1,2	618,472	171,533
CPMC Holdings Ltd.	280,529	167,189
China National Materials Company Ltd. — Class H	764,641	161,767
Sany Heavy Equipment International Holdings Company Ltd.1	649,973	140,862
China Huarong Energy Company Ltd.*,1	3,327,996	126,647
Honghua Group Ltd.1	1,450,567	102,918
SOCAM Development Ltd.*	175,946	102,817
Asia Cement China Holdings Corp.	355,385	97,649
Yuanda China Holdings Ltd.	1,947,659	90,449
Yingli Green Energy Holding Company Ltd. ADR*	91,964	60,236
Guodian Technology & Environment Group Corporation
Ltd. — Class H1	603,020	57,564
China Shanshui Cement Group Ltd.*,†††,3	2,598,948	–
Total Industrial		26,293,491
Financial - 17.9%
China Galaxy Securities Company Ltd. — Class H	2,800,262	2,550,307
China Everbright Ltd.	653,408	1,505,410
Far East Horizon Ltd.	1,552,701	1,348,006
Chongqing Rural Commercial Bank Company Ltd. — Class H	1,788,064	1,054,116
Shenzhen Investment Ltd.	2,041,845	882,382
Shanghai Industrial Holdings Ltd.	334,086	872,715
Sunac China Holdings Ltd.	1,283,643	856,099
China Jinmao Holdings Group Ltd.	2,816,563	853,840
Guangzhou R&F Properties Company Ltd. — Class H	723,024	814,247
Yuexiu Property Company Ltd.	4,410,685	739,671
KWG Property Holding Ltd.	960,364	686,333
Shui On Land Ltd.1	2,459,250	678,900
Renhe Commercial Holdings Company Ltd.*,1	13,794,022	667,285
Harbin Bank Company Ltd. — Class H2	2,156,024	620,222
Guotai Junan International Holdings Ltd.1	1,730,286	600,426
Agile Property Holdings Ltd.1	1,028,914	550,828
SOHO China Ltd.1	1,333,446	543,565
Noah Holdings Ltd. ADR*,1	16,427	540,777

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Financial - 17.9% (continued)
China South City Holdings Ltd.1	2,273,072	$519,010
Greentown China Holdings Ltd.	448,740	453,258
CIFI Holdings Group Company Ltd.	1,980,094	431,680
Poly Property Group Company Ltd.1	1,382,000	431,432
Joy City Property Ltd.	2,843,024	418,094
Central China Securities Company Ltd. — Class H	727,674	415,843
Hopson Development Holdings Ltd.*	449,292	403,971
Credit China Holdings Ltd.	1,149,272	398,808
E-House China Holdings Ltd. ADR1	51,169	309,572
China Financial International Investments Ltd.*,††,1	2,881,172	286,186
Yanlord Land Group Ltd.	374,973	279,443
Beijing Capital Land Ltd. — Class H	607,801	267,365
Bank of Chongqing Company Ltd. — Class H	339,838	249,006
CNinsure, Inc. ADR*,1	27,054	244,839
Yida China Holdings Ltd.	705,617	241,215
China SCE Property Holdings Ltd.	1,020,038	223,694
China Overseas Grand Oceans Group Ltd.	633,346	219,777
China Aoyuan Property Group Ltd.	1,027,572	217,393
Yuzhou Properties Company Ltd.	870,854	211,199
Sunshine 100 China Holdings Ltd.*,2	559,906	203,682
Glorious Property Holdings Ltd.*	1,772,591	187,504
Shanghai Industrial Urban Development Group Ltd.1	986,506	181,980
Mingfa Group International Company Ltd.	737,034	178,745
Logan Property Holdings Company Ltd.	540,426	171,499
Colour Life Services Group Company Ltd.	198,059	167,605
Wanda Hotel Development Company Ltd.*	970,724	144,007
Hydoo International Holding Ltd.1	951,911	133,848
Fantasia Holdings Group Company Ltd.	1,032,412	119,863
Wuzhou International Holdings Ltd.*	1,105,092	118,322
Xinyuan Real Estate Co. Ltd. ADR1	30,380	105,115
Total Financial		24,299,084
Consumer, Non-cyclical - 15.7%
CSPC Pharmaceutical Group Ltd.	1,835,890	1,726,487
TAL Education Group ADR*	31,489	1,386,776
China Huishan Dairy Holdings Company Ltd.1	3,701,147	1,375,049
Shenzhen International Holdings Ltd.††	757,497	1,246,869
Zhejiang Expressway Company Ltd. — Class H	1,016,772	1,235,559
Jiangsu Expressway Company Ltd. — Class H	872,289	1,129,752
Shanghai Fosun Pharmaceutical Group Company Ltd. — Class H	263,891	854,451
Uni-President China Holdings Ltd.	919,283	758,959
Tong Ren Tang Technologies Company Ltd. — Class H	420,413	646,460
China Modern Dairy Holdings Ltd.1	2,041,293	566,152
China Agri-Industries Holdings Ltd.	1,567,724	548,060
CP Pokphand Company Ltd.	4,623,445	500,996
Hua Han Bio-Pharmaceutical Holdings Ltd.1	3,294,477	471,735

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 31

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

HAO Guggenheim China Small Cap ETF continued

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Consumer, Non-cyclical - 15.7% (continued)
Fu Shou Yuan International Group Ltd.	684,078	$442,112
Shenzhen Expressway Company Ltd. — Class H††	508,166	420,852
Vinda International Holdings Ltd.	189,297	381,917
Guangzhou Baiyunshan Pharmaceutical Holdings
Company Ltd. — Class H	149,492	377,204
SSY Group Ltd.	1,478,938	375,842
Phoenix Healthcare Group Company Ltd.	247,683	355,935
China Shengmu Organic Milk Ltd.*,2	1,443,921	316,651
Yuexiu Transport Infrastructure Ltd.1	468,783	312,645
Tibet 5100 Water Resources Holdings Ltd.	1,040,672	310,110
Wumart Stores, Inc. — Class H	389,446	279,828
Dalian Port PDA Company Ltd. — Class H	618,722	276,160
Anhui Expressway Company Ltd. — Class H	326,556	275,502
China Shineway Pharmaceutical Group Ltd.	205,460	267,693
Qingdao Port International Company Ltd. — Class H2	606,693	267,660
Lifetech Scientific Corp.*	1,417,497	254,171
China Foods Ltd.*	527,519	246,340
United Laboratories International Holdings Ltd.*,1	441,812	245,073
Consun Pharmaceutical Group Ltd.1	395,808	244,573
Goodbaby International Holdings Ltd.	591,788	230,548
China Distance Education Holdings Ltd. ADR1	14,395	217,796
Dawnrays Pharmaceutical Holdings Ltd.	276,442	216,105
Sichuan Expressway Company Ltd. — Class H	595,358	201,219
China Yurun Food Group Ltd.*,1	989,611	194,042
Biostime International Holdings Ltd.1	113,497	191,213
Xiamen International Port Company Ltd. — Class H	709,382	178,445
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical
Company Ltd. — Class H	170,372	175,164
Shandong Luoxin Pharmaceutical Group Stock
Company Ltd. — Class H	105,699	167,440
YuanShengTai Dairy Farm Ltd.*	1,951,418	148,522
Yashili International Holdings Ltd.	605,259	146,006
China Pioneer Pharma Holdings Ltd.	291,292	135,652
Changshouhua Food Company Ltd.	216,882	133,454
Poly Culture Group Corporation Ltd. — Class H	57,762	129,950
Microport Scientific Corp.	313,647	123,404
Real Nutriceutical Group Ltd.††	935,973	120,740
China Huiyuan Juice Group Ltd.*	216,794	116,899
Shenguan Holdings Group Ltd.1	791,374	114,338
PW Medtech Group Ltd.*	524,420	108,240
Goldpac Group Ltd.	233,060	102,220
China Animal Healthcare Ltd.*,†††,3	863,000	–
Anxin-China Holdings Ltd.*,†††,3	2,827,938	–
Total Consumer, Non-cyclical		21,248,970

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Communications - 7.0%
ZTE Corp. — Class H	538,700	$1,210,554
SouFun Holdings Ltd. ADR1	170,114	1,139,764
Autohome, Inc. ADR*,1	29,953	907,576
21Vianet Group, Inc. ADR*,1	42,792	891,357
58.com, Inc. ADR*,1	11,426	687,959
China Communications Services Corp. Ltd. — Class H	1,703,259	656,963
51job, Inc. ADR*,1	16,023	508,890
Weibo Corp ADR*	22,606	420,472
CITIC Telecom International Holdings Ltd.	989,720	381,744
Coolpad Group Ltd.	1,936,632	347,257
Wisdom Sports Group	448,440	306,598
E-Commerce China Dangdang, Inc. — Class A ADR*	39,846	282,110
China All Access Holdings Ltd.	827,976	267,022
TCL Communication Technology Holdings Ltd.	343,014	253,988
BYD Electronic International Company Ltd.	434,074	253,099
Renren, Inc. ADR*,1	71,835	244,957
Comba Telecom Systems Holdings Ltd.	823,191	155,040
V1 Group Ltd.	2,086,543	150,732
Phoenix New Media Ltd. ADR*,1	23,173	113,548
Asia Satellite Telecommunications Holdings Ltd.	74,427	107,532
China Public Procurement Ltd.*	6,356,989	100,046
Synertone Communication Corp.	3,023,818	53,440
Total Communications		9,440,648
Basic Materials - 6.7%
Zijin Mining Group Company Ltd. — Class H	4,115,483	1,029,940
Aluminum Corporation of China Ltd. — Class H*	2,813,302	896,401
Sinopec Shanghai Petrochemical Company Ltd. — Class H	2,482,489	887,066
Nine Dragons Paper Holdings Ltd.	1,199,074	697,608
Kingboard Chemical Holdings Ltd.	458,048	659,423
China Molybdenum Co. Ltd. — Class H1	2,579,766	522,479
China Hongqiao Group Ltd.1	951,429	466,390
Huabao International Holdings Ltd.	1,419,443	450,445
Fufeng Group Ltd.	830,819	395,478
China BlueChemical Ltd. — Class H	1,259,712	342,881
Zhaojin Mining Industry Company Ltd. — Class H1	621,091	330,097
Yingde Gases Group Company Ltd.1	752,366	310,576
Angang Steel Company Ltd. — Class H	764,172	298,692
Maanshan Iron & Steel Company Ltd. — Class H*,1	1,229,795	258,589
Kingboard Laminates Holdings Ltd.	557,950	236,079
Dongyue Group Ltd.	825,911	218,412
MMG Ltd.*,1	992,850	206,205
Sinofert Holdings Ltd.	1,248,014	193,192
Xingda International Holdings Ltd.	657,863	141,723
Shougang Concord International Enterprises Company Ltd.*	3,070,921	118,844
China Precious Metal Resources Holdings Company Ltd.*,1	2,592,857	103,688

See notes to financial statements.

32 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

HAO Guggenheim China Small Cap ETF continued

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Basic Materials - 6.7% (continued)
Tiangong International Company Ltd.1	1,056,958	$92,716
North Mining Shares Company Ltd. — Class C*,1	8,472,862	91,812
Yip’s Chemical Holdings Ltd.	212,494	82,235
China Sanjiang Fine Chemicals Company Ltd.	365,011	65,450
Total Basic Materials		9,096,421
Energy - 4.6%
Xinyi Solar Holdings Ltd.1	2,866,900	1,161,266
Sinopec Engineering Group Company Ltd. — Class H	853,316	660,466
Trina Solar Ltd. ADR*,1	62,345	601,629
Beijing Jingneng Clean Energy Co. Ltd. — Class H	1,439,620	506,990
Sinopec Oilfield Service Corp. — Class H*,1	1,496,251	426,566
JinkoSolar Holding Company Ltd. ADR*,1	15,053	383,852
Shougang Fushan Resources Group Ltd.1	2,838,596	380,825
Sinopec Kantons Holdings Ltd.1	715,483	377,495
United Energy Group Ltd.*	2,613,705	313,566
CIMC Enric Holdings Ltd.	412,139	265,829
JA Solar Holdings Company Ltd. ADR*,1	29,851	260,599
China Tian Lun Gas Holdings Ltd.*	276,393	253,148
China Suntien Green Energy Corporation Ltd. — Class H	1,222,990	200,362
Concord New Energy Group Ltd.	2,592,102	167,190
Hilong Holding Ltd.1	571,566	103,962
Anton Oilfield Services Group/Hong Kong1	767,261	91,058
SPT Energy Group, Inc.1	645,593	61,628
Total Energy		6,216,431
Technology - 4.5%
Kingsoft Corporation Ltd.1	528,515	1,404,474
TravelSky Technology Ltd. — Class H	666,839	1,140,652
Kingdee International Software Group Company Ltd.	1,307,216	632,365
Shunfeng International Clean Energy Ltd.*	1,964,857	615,923
NetDragon Websoft, Inc.	175,092	596,292
Chinasoft International Ltd.*	1,276,479	584,563
Ju Teng International Holdings Ltd.	611,643	332,177
NQ Mobile, Inc. ADR*,1	53,129	223,673
Changyou.com Ltd. ADR*,1	7,759	172,948
Tian Ge Interactive Holdings Ltd.2	428,622	171,406
Boyaa Interactive International Ltd.	374,825	167,299
TPV Technology Ltd.	634,446	90,028
China ITS Holdings Company Ltd.*	423,924	47,577
Total Technology		6,179,377
Utilities - 3.5%
China Power International Development Ltd.	2,296,732	1,223,629
Huaneng Renewables Corporation Ltd. — Class H	2,744,790	821,459
Huadian Power International Corporation Ltd. — Class H	1,171,987	740,812

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Utilities - 3.5% (continued)
Datang International Power Generation Company
Ltd. — Class H	2,038,792	$657,509
Huadian Fuxin Energy Corporation Ltd. — Class H	1,821,314	521,587
China Oil & Gas Group Ltd.*	3,270,855	253,164
China Power New Energy Development Company Ltd.	3,196,058	226,760
China Datang Corporation Renewable Power
Company Ltd. — Class H	1,623,537	190,587
Tianjin Development Holdings Ltd.	289,902	188,856
Total Utilities		4,824,363
Diversified - 0.7%
Carnival Group International Holdings Ltd.*	2,668,811	302,964
C C Land Holdings Ltd.	908,617	250,832
CITIC Resources Holdings Ltd.*,1	1,903,707	216,108
Beijing Development HK Ltd.*	534,124	141,249
Total Diversified		911,153
Total Common Stocks
(Cost $179,507,131)		135,767,018
RIGHTS††† - 0.0%**
Real Nutriceutical Group Ltd.
Expires 11/30/15*,3	210,593	2,717
Total Rights
(Cost $0)		2,717
SECURITIES LENDING COLLATERAL†,4 - 13.8%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1133%	18,744,673	18,744,673
Total Securities Lending Collateral
(Cost $18,744,673)		18,744,673
Total Investments - 113.9%
(Cost $198,251,804)		$154,514,408
Other Assets & Liabilities, net - (13.9)%		(18,872,607)
Total Net Assets - 100.0%		$135,641,801

*	Non-income producing security.

**	Less than 0.1%

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.

††	Value determined based on Level 2 inputs — See Note 4.

†††	Value determined based on Level 3 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2015 — See Note 2.

2
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $2,385,997 (cost $2,968,001), or 1.8% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

3	Security was fair valued by the Valuation Committee at November 30, 2015. The total market value of fair valued securities amounts to $5,395,090, (cost $9,255,810) or 4.0% of total net assets.

4	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

See Sector Classification in Supplemental Information section.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 33

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

HAO Guggenheim China Small Cap ETF continued

Country Breakdown
% of Long-Term
Country	Investments
China	99.3%
Singapore	0.5%
Australia	0.2%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
Hong Kong Dollar	90.7%
United States Dollar	8.8%
Singapore Dollar	0.5%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$126,645,638	$3,729,007	$5,392,373	$135,767,018
Rights	–	–	2,717	2,717
Securities Lending
Collateral	18,744,673	–	–	18,744,673
Total	$145,390,311	$3,729,007	$5,395,090	$154,514,408

The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Ending
		Balance	Valuation	Unobservable
Fund	Category	at 11/30/2015	Technique	Inputs
Guggenheim China	Common		Last trade	5%-100%
Small Cap ETF	Stocks	$5,392,373	with adjustment	Discount
Guggenheim China
Small Cap ETF	Rights	2,717	Model Priced	Trade Price

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of November 30, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Guggenheim China Small Cap ETF
Transfer from Level 1 to Level 2	$3,729,007
Transfer from Level 1 to Level 3	5,392,373

The transfer from Level 1 to Level 2 is due to lack of an active market. The transfer from Level 1 to Level 3 is the result of securities being halted on the principal exchange on which they trade.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2015:

Level 3 – Fair value measurement using significant unobservable inputs

Guggenheim China Small Cap ETF
Beginning Balance	$ 1,971,216
Realized Gain/Loss	(591,745)
Change in Unrealized Gain/Loss	(1,452,541)
Purchases	151,255
Sales	(78,185)
Corporate Actions	2,717
Transfers In	5,392,373
Transfers Out	–
Ending Balance	$ 5,395,090

See notes to financial statements.

34 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

FRN Guggenheim Frontier Markets ETF

	Shares	Value
COMMON STOCKS† - 91.6%
Argentina - 17.5%
MercadoLibre, Inc.	15,585	$1,920,695
YPF S.A. ADR	94,480	1,728,984
Grupo Financiero Galicia S.A. ADR1	49,719	1,250,433
Banco Macro S.A. ADR*	17,192	995,245
BBVA Banco Frances S.A. ADR*	21,933	464,102
Pampa Energia SA ADR*	20,359	453,599
Arcos Dorados Holdings, Inc. — Class A	63,837	251,518
Total Argentina		7,064,576
Kuwait - 15.2%
National Bank of Kuwait SAKP	611,580	1,645,326
Kuwait Finance House KSCP	582,391	1,089,117
Mobile Telecommunications Company KSC	644,662	761,412
Mabanee Company SAK	101,722	310,372
Agility Public Warehousing Company KSC	175,319	299,101
Commercial Bank of Kuwait KPSC	172,569	283,086
VIVA Kuwait Telecom Co.*	77,231	268,586
Kuwait Projects Company Holding KSCP	139,671	265,778
Kuwait Food Company Americana SAK	33,089	245,345
Al Ahli Bank of Kuwait KSCP	173,664	210,813
Burgan Bank SAK	153,350	193,700
Mezzan Holding Company KSCC*	47,332	180,135
Boubyan Bank KSCP	113,155	163,347
Warba Bank KSCP*	177,096	118,529
National Industries Group Holding SAK	251,001	110,348
Total Kuwait		6,144,995
Nigeria - 13.6%
Guaranty Trust Bank plc	12,352,908	1,241,810
Zenith Bank plc	12,746,786	999,497
Nigerian Breweries plc	1,627,271	981,515
Nestle Nigeria plc	141,457	575,932
FBN Holdings plc	16,014,584	429,846
Dangote Cement plc	534,699	421,981
Access Bank plc	12,187,046	303,221
United Bank for Africa plc	14,891,129	284,425
Lafarge Africa plc	548,682	245,535
Total Nigeria		5,483,762
Kenya - 9.8%
Safaricom Ltd.	8,732,497	1,329,323
East African Breweries Ltd.	365,433	994,521
Equity Group Holdings Ltd.	2,195,085	897,159
Kenya Commercial Bank Ltd.	1,951,258	759,300
Total Kenya		3,980,303
Pakistan - 9.5%
Habib Bank Ltd.	310,135	596,573
MCB Bank Ltd.	254,995	496,380

	Shares	Value
COMMON STOCKS† - 91.6% (continued)
Pakistan - 9.5% (continued)
Lucky Cement Ltd.	91,048	$415,911
Hub Power Company Ltd.	381,892	367,248
Fauji Fertilizer Company Ltd.	308,446	351,298
Oil & Gas Development Company Ltd.	284,327	325,661
Engro Corporation Ltd.	124,661	316,885
Pakistan State Oil Company Ltd.	88,578	260,759
Pakistan Petroleum Ltd.	217,177	238,970
United Bank Ltd.	129,365	195,277
Pakistan Oilfields Ltd.	47,851	133,017
DG Khan Cement Company Ltd.	98,125	118,883
Total Pakistan		3,816,862
Oman - 7.9%
Oman Telecommunications Company SAOG	320,399	1,277,269
Bank Muscat SAOG	879,157	1,137,048
Ooredoo	255,382	480,188
Ominvest	279,560	319,456
Total Oman		3,213,961
Romania - 7.0%
Banca Transilvania*	2,242,398	1,254,487
BRD-Groupe Societe Generale S.A.*	243,034	656,771
Electrica S.A. GDR	38,455	465,305
Societatea Nationala de Gaze Naturale ROMGAZ S.A. GDR	67,205	436,833
Total Romania		2,813,396
Panama - 3.7%
Copa Holdings S.A. — Class A1	28,814	1,488,243
Kazakhstan - 2.5%
KazMunaiGas Exploration Production JSC GDR	128,363	1,003,799
Luxembourg - 1.4%
Adecoagro S.A.*	50,412	567,135
Ukraine - 1.3%
Kernel Holding S.A.	42,377	506,900
Netherlands - 1.2%
Nostrum Oil & Gas plc	86,916	485,135
United Kingdom - 0.9%
KAZ Minerals plc*,1	229,781	349,003
Togo - 0.1%
Ecobank Transnational, Inc.	480,522	37,075
Total Common Stocks
(Cost $43,743,575)		36,955,145
EXCHANGE-TRADED FUNDS† - 9.8%
Market Vectors Vietnam ETF1	255,304	3,972,530
Total Exchange-Traded Funds
(Cost $4,594,609)		3,972,530

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 35

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

FRN Guggenheim Frontier Markets ETF continued

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 9.6%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1138%	3,858,264	$3,858,264
Total Securities Lending Collateral
(Cost $3,858,264)		3,858,264
Total Investments - 111.0%
(Cost $52,196,448)		$44,785,939
Other Assets & Liabilities, net - (11.0)%		(4,425,388)
Total Net Assets - 100.0%		$40,360,551

*	Non-income producing security.

†	Value determined based on Level 1 inputs — See Note 4.

1	All or portion of this security is on loan at November 30, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

plc	Public Limited Company

Country Diversification
% of Long-Term
Country	Investments
Argentina	17.3%
Kuwait	15.0%
Nigeria	13.4%
Kenya	9.7%
United States	9.7%
Pakastain	9.3%
Oman	7.9%
Romania	6.9%
Other	10.8%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	40.0%
Kuwaiti Dollar	15.0%
Nigerian Nairas	13.4%
Kenyan Shilling	9.7%
Pakistani Rupee	9.3%
Omani Rial	7.9%
Romanian Lei	4.7%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (see Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$36,955,145	$–	$–	$36,955,145
Exchange-Traded
Funds	3,972,530	–	–	3,972,530
Securities Lending
Collateral	3,858,264	–	–	3,858,264
Total	$44,785,939	$–	$–	$44,785,939

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.

36 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

HGI Guggenheim International Multi-Asset Income ETF

	Shares	Value
COMMON STOCKS† - 87.2%
United Kingdom - 9.8%
Prudential plc	10,269	$237,975
Ladbrokes plc	106,080	186,030
ARM Holdings plc	10,621	179,703
Carnival plc	3,246	169,307
BP plc	25,837	149,833
SABMiller plc	2,244	136,180
Royal Dutch Shell plc — Class B	5,418	134,733
Old Mutual plc	38,633	121,542
Aviva plc	15,453	118,982
SSE plc	5,187	111,967
Rio Tinto plc	3,292	109,440
Home Retail Group plc	68,384	105,924
BHP Billiton plc	8,225	98,665
InterContinental Hotels Group plc	1,932	74,335
Anglo American plc	11,087	68,201
Johnson Matthey plc	1,263	53,804
Total United Kingdom		2,056,621
United States - 9.3%
QEP Resources, Inc.	16,594	262,185
Noble Energy, Inc.	7,070	259,257
Apache Corp.	5,221	256,769
Devon Energy Corp.	5,538	254,803
Cimarex Energy Co.	2,137	254,346
EOG Resources, Inc.	3,017	251,708
Murphy Oil Corp.	7,620	217,779
Anadarko Petroleum Corp.	3,300	197,670
Total United States		1,954,517
Hong Kong - 7.0%
Hang Lung Properties Ltd.	104,000	243,635
Shangri-La Asia Ltd.	260,000	241,823
China Merchants Holdings International Company Ltd.	44,365	144,222
Television Broadcasts Ltd.	35,600	143,512
Beijing Enterprises Holdings Ltd.	23,000	143,454
Hang Lung Group Ltd.	40,000	136,482
Shanghai Industrial Holdings Ltd.	51,000	133,225
Cathay Pacific Airways Ltd.	67,000	118,236
Hong Kong & China Gas Company Ltd.	37,000	72,645
MTR Corporation Ltd.††	12,077	56,086
China Unicom Hong Kong Ltd.	26,000	32,198
Total Hong Kong		1,465,518
Japan - 5.6%
Makita Corp.	3,800	215,460
Amada Holdings Company Ltd.	15,900	156,317
Kao Corp.	2,300	117,743
ANA Holdings, Inc.	39,000	109,616

	Shares	Value
COMMON STOCKS† - 87.2% (continued)
Japan - 5.6% (continued)
Tokio Marine Holdings, Inc.	2,800	$103,115
Minebea Company Ltd.	9,000	98,629
NSK Ltd.	7,200	90,467
FUJIFILM Holdings Corp.	2,100	84,933
Bridgestone Corp.	2,100	74,611
Fujitsu Ltd.	13,000	65,548
Nintendo Company Ltd.	200	30,670
Alps Electric Company Ltd.	638	20,028
Casio Computer Company Ltd.	900	19,821
Total Japan		1,186,958
Australia - 4.9%
Flughafen Wien AG	2,220	207,502
WorleyParsons Ltd.1	42,982	180,640
Fortescue Metals Group Ltd.1	109,524	155,548
Australia & New Zealand Banking Group Ltd.	7,039	138,477
Westpac Banking Corp.	5,930	138,145
Santos Ltd.1	38,798	112,733
BHP Billiton Ltd.	7,991	104,746
Total Australia		1,037,791
China - 4.6%
Lenovo Group Ltd.	214,000	226,369
China Southern Airlines Company, Ltd. ADR1	5,237	193,926
Huaneng Power International, Inc. ADR1	5,414	192,522
CLP Holdings Ltd.	17,500	146,286
China Telecom Corporation Ltd. ADR1	2,106	104,605
China Life Insurance Company Ltd. ADR	5,596	97,930
Total China		961,638
Cayman Islands - 3.6%
Himax Technologies, Inc. ADR1	32,968	251,545
SouFun Holdings Ltd. ADR	27,224	182,401
Agile Property Holdings Ltd.	336,000	179,877
Country Garden Holdings Company Ltd.	363,000	136,266
Total Cayman Islands		750,089
Bermuda - 3.4%
Varitronix International Ltd.	181,000	120,481
TAI Cheung Holdings Ltd.	146,000	117,524
CP Pokphand Company Ltd.	1,082,000	117,245
Huabao International Holdings Ltd.	336,000	106,626
Yue Yuen Industrial Holdings Ltd.	28,644	104,016
Jardine Strategic Holdings Ltd.	3,300	89,100
Esprit Holdings Ltd.*,1	52,200	57,911
Total Bermuda		712,903
Germany - 3.0%
Infineon Technologies AG ADR	13,163	195,047
SAP AG	2,432	191,589

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 37

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

HGI Guggenheim International Multi-Asset Income ETF continued

	Shares	Value
COMMON STOCKS† - 87.2% (continued)
Germany - 3.0% (continued)
Allianz AG	812	$143,776
Continental AG	431	104,104
Total Germany		634,516
India - 3.0%
Wipro Ltd. ADR	13,715	172,123
Infosys Ltd. ADR	9,869	164,615
ICICI Bank Ltd. ADR	19,355	160,840
Vedanta Resources plc ADR	14,921	83,558
HDFC Bank Ltd. ADR	536	31,152
Dr Reddy’s Laboratories Ltd. ADR	378	17,706
Total India		629,994
France - 2.9%
Valeo S.A.	1,597	247,182
Engie S.A.	8,156	142,044
Vivendi S.A.*	5,854	123,221
Pernod-Ricard S.A.	960	109,197
Total France		621,644
Spain - 2.9%
Bankinter S.A.	18,793	135,980
Telefonica S.A.	10,864	133,959
Banco Santander S.A.	23,371	127,563
Grifols S.A.	2,400	113,861
Repsol S.A.	8,239	107,422
Total Spain		618,785
Switzerland - 2.7%
Wolseley plc	3,528	204,674
Novartis AG	1,418	121,322
Zurich Insurance Group AG*	439	115,692
Roche Holding AG	294	77,579
Nestle S.A.	611	45,381
Total Switzerland		564,648
Singapore - 2.4%
CapitaLand Ltd.	110,300	236,421
Keppel Corporation Ltd.	30,100	139,930
United Overseas Bank Ltd.	9,600	132,115
Total Singapore		508,466
Jersey - 2.2%
WPP plc	8,636	199,547
Randgold Resources Ltd. ADR	1,657	100,414
Glencore plc*	57,693	83,988
Experian plc*	4,399	81,515
Total Jersey		465,464
Netherlands - 2.1%
Randstad Holding N.V.	2,715	169,724
BE Semiconductor Industries N.V.	7,088	152,939

	Shares	Value
COMMON STOCKS† - 87.2% (continued)
Netherlands - 2.1% (continued)
Heineken N.V. ADR	1,395	$123,995
Total Netherlands		446,658
Israel - 2.0%
Formula Systems 1985 Ltd.	7,473	212,449
Teva Pharmaceutical Industries Ltd.	1,934	118,510
Bank Hapoalim BM	18,736	96,941
Total Israel		427,900
Chile - 1.8%
Banco Santander Chile ADR	12,771	230,900
Cia Cervecerias Unidas S.A. ADR	5,767	128,604
Banco de Chile ADR*	272	16,287
Empresa Nacional de Electricidad S.A. ADR	334	11,944
Total Chile		387,735
Luxembourg - 1.7%
Tenaris S.A.	19,232	252,477
ArcelorMittal	22,430	109,966
Total Luxembourg		362,443
Italy - 1.7%
Intesa Sanpaolo SpA	70,854	243,057
Eni SpA	7,109	115,776
Total Italy		358,833
Mexico - 1.5%
Coca-Cola Femsa SAB de CV ADR	2,131	164,236
Grupo Aeroportuario del Sureste SAB de CV ADR	985	148,755
Total Mexico		312,991
Brazil - 1.4%
CPFL Energia S.A. ADR*,1	20,965	170,655
Ultrapar Participacoes S.A. ADR1	7,493	119,888
Total Brazil		290,543
Canada - 1.2%
Canadian Natural Resources Ltd.	10,514	254,439
Norway - 1.2%
Yara International ASA	5,336	247,256
South Africa - 1.0%
Sasol Ltd. ADR	7,637	212,309
Republic of Korea - 1.0%
Shinhan Financial Group Company Ltd. ADR1	3,051	110,141
KB Financial Group, Inc. ADR	3,348	101,177
Total Republic of Korea		211,318
Sweden - 0.9%
Swedbank AB — Class A	8,658	191,802
Taiwan, Province of China - 0.8%
Taiwan Semiconductor Manufacturing Company Ltd. ADR	7,763	176,686
Philippines - 0.8%
Philippine Long Distance Telephone Co. ADR	3,756	164,401

See notes to financial statements.

38 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

HGI Guggenheim International Multi-Asset Income ETF continued

	Shares	Value
COMMON STOCKS† - 87.2% (continued)
Ireland - 0.7%
Shire plc	2,244	$156,938
Argentina - 0.1%
Grupo Financiero Galicia S.A. ADR	1,036	26,055
Total Common Stocks
(Cost $19,372,109)		18,397,859
PREFERRED STOCKS† - 2.8%
Brazil - 2.8%
Cia Paranaense de Energia ADR	55,839	411,533
Itau Unibanco Holding S.A. ADR	21,257	150,500
Cia Brasileira de Distribuicao ADR1	2,543	31,940
Total Preferred Stocks
(Cost $653,430)		593,973
ROYALTY TRUST† - 0.1%
United States - 0.1%
BP Prudhoe Bay Royalty Trust	548	18,791
Total Royalty Trust
(Cost $35,771)		18,791
RIGHTS† - 0.0%**
Telefonica S.A.
Expires 12/31/15	10,864	3,936
Total Rights
(Cost $3,991)		3,936
CLOSED-END FUNDS† - 9.5%
Babson Capital Global Short Duration High Yield Fund	12,639	212,462
First Trust Intermediate Duration Preferred & Income Fund1	7,929	171,345
Calamos Global Dynamic Income Fund	22,163	163,785
DoubleLine Income Solutions Fund1	9,532	160,042
BlackRock Core Bond Trust	11,403	145,046
BlackRock Multi-Sector Income Trust	9,084	142,255
BlackRock Limited Duration Income Trust1	9,824	141,466
First Trust High Income Long/Short Fund1	9,879	139,491
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.	5,290	119,713
Eaton Vance Floating-Rate Income Trust	8,576	112,603
Eaton Vance Senior Floating-Rate Trust	8,800	110,528
BlackRock Resources & Commodities Strategy Trust	14,932	106,465
BlackRock Floating Rate Income Strategies Fund, Inc.1	7,612	97,738
Eaton Vance Tax-Advantaged Global Dividend Income Fund1	5,779	94,198
Aberdeen Asia-Pacific Income Fund, Inc.	20,338	91,521
Total Closed-End Funds
(Cost $2,163,587)		2,008,658

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 6.0%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1235%	1,256,852	$1,256,852
Total Securities Lending Collateral
(Cost $1,256,852)		1,256,852
Total Investments - 105.6%
(Cost $23,485,740)		$22,280,069
Other Assets & Liabilities, net - (5.6)%		(1,182,454)
Total Net Assets - 100.0%		$21,097,615

*	Non-income producing security.

**	Less than 0.1%.

†	Value determined based on Level 1 inputs, unless otherwise noted —See Note 4.

††	Value determined based on Level 2 inputs —See Note 4.

1	All or portion of this security is on loan at November 30, 2015 — See Note 2.

2	Securities lending collateral — See Note 2.

ADR	American Depositary Receipt

AG	Stock Corporation

ASA	Common Stock Company

NV	Publicly Traded Company

plc	Public Limited Company

SA	Corporation

SAB de CV	Publicly Traded Company

SpA	Limited Share Company

See Sector Classification in Supplemental Information section.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 39

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

HGI Guggenheim International Multi-Asset Income ETF continued

Country Diversification
% of Long- Term
Country	Investments
United States	18.9%
United Kingdom	9.8%
Hong Kong	7.0%
Japan	5.7%
Australia	4.9%
China	4.6%
All Other Countries	49.1%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	40.9%
Euro	14.8%
Pound Sterling	13.2%
Hong Kong Dollar	13.2%
Japanese Yen	5.7%
Australian Dollar	4.0%
Singapore Dollar	2.4%
Israeli Shekel	2.0%
Swiss Franc	1.7%
Norwegian Krone	1.2%
Swedish Krona	0.9%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$18,341,773	$56,086	$–	$18,397,859
Preferred Stocks	593,973	–	–	593,973
Royalty Trust	18,791	–	–	18,791
Closed-End Funds	2,008,658	–	–	2,008,658
Rights	3,936	–	–	3,936
Securities Lending
Collateral	1,256,852	–	–	1,256,852
Total	$22,223,983	$56,086	$–	$22,280,069

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of November 30, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfers from Level 1 to Level 2	$56,086

The transfer from Level 1 to Level 2 is the result of a security being halted on the principal exchange on which it trades.

See notes to financial statements.

40 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

SEA Guggenheim Shipping ETF

	Shares	Value
COMMON STOCKS† - 80.6%
Bermuda - 23.8%
COSCO Pacific Ltd.†††,1	1,504,410	$1,849,474
Nordic American Tankers Ltd.2	89,130	1,319,124
Ship Finance International Ltd.2	68,558	1,187,425
BW LPG Ltd.3	132,673	1,146,104
Tsakos Energy Navigation Ltd.	114,254	887,754
Avance Gas Holding Ltd.2,3	58,876	800,204
Stolt-Nielsen Ltd.	50,497	651,424
Total Bermuda		7,841,509
Denmark - 18.5%
AP Moeller - Maersk A/S — Class B	3,989	6,087,747
Marshall Islands - 14.8%
Teekay Corp.2	42,953	1,195,812
DHT Holdings, Inc.	126,601	949,508
GasLog Ltd.2	68,367	818,353
Seaspan Corp.2	52,636	807,963
Costamare, Inc.	55,186	674,373
Navios Maritime Holdings, Inc.	266,827	424,255
Total Marshall Islands		4,870,264
Japan - 13.8%
Nippon Yusen K.K.	1,141,000	2,961,712
Kawasaki Kisen Kaisha Ltd.	772,000	1,584,328
Total Japan		4,546,040
United States - 6.2%
Matson, Inc.	39,835	2,059,868
Singapore - 3.5%
Sembcorp Marine Ltd.2	788,300	1,152,559
Total Common Stocks
(Cost $35,506,131)		26,557,987
MASTER LIMITED PARTNERSHIPS† - 17.6%
Marshall Islands- 17.6%
Teekay LNG Partners, LP	52,086	1,182,353
Teekay Offshore Partners, LP2	80,973	1,076,131
Capital Product Partners, LP	141,878	893,831
GasLog Partners, LP2	43,522	784,266
Golar LNG Partners, LP	54,673	784,011
KNOT Offshore Partners, LP2	41,973	667,371
Navios Maritime Partners, LP	114,693	409,454
Total Master Limited Partnerships
(Cost $10,968,629)		5,797,417

	Shares	Value
SECURITIES LENDING COLLATERAL†,4 - 23.9%
BNY Mellon Separately Managed Cash Collateral
Account, 0.1134%	7,873,088	$7,873,088
Total Securities Lending Collateral
(Cost $7,873,088)		7,873,088
Total Investments - 122.1%
(Cost $54,347,848)		$40,228,492
Other Assets & Liabilities, net - (22.1)%		(7,265,268)
Total Net Assets - 100.0%		$32,963,224

†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.

†††	Value determined based on Level 3 inputs —See Note 4.

1	Security was fair valued by the Valuation Committee at November 30, 2015. The total market value of fair valued securities amounts to $1,849,474, (cost $2,191,904) or 5.6% of total net assets.

2	All or portion of this security is on loan at November 30, 2015 — See Note 2.

3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,946,308 (cost $2,445,792), or 5.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Securities lending collateral — See Note 2.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 41

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

SEA Guggenheim Shipping ETF continued

Country Diversification
% of Long-Term
Country	Investments
Marshall Islands	33.0%
Bermuda	24.2%
Denmark	18.8%
Japan	14.0%
United States	6.4%
Singapore	3.6%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	49.8%
Danish Krone	18.8%
Japanese Yen	14.1%
Norwegian Krone	8.0%
Hong Kong Dollar	5.7%
Singapore Dollar	3.6%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
	Level 1	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets
Common Stocks	$24,708,513	$–	$1,849,474	$26,557,987
Master Limited
Partnerships	5,797,417	–	–	5,797,417
Securities Lending
Collateral	7,873,088	–	–	7,873,088
Total	$38,379,018	$–	$1,849,474	$40,228,492

The following is a summary of significant unobservable inputs used in the, fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

		Ending
		Balance	Valuation	Unobservable
Fund	Category	at 11/30/2015	Technique	Inputs
Guggenheim	Common		Last trade	7%
Shipping ETF	Stocks	$1,849,474	with adjustment	Discount

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The transfers in and out of the valuation levels as of November 30, 2015 compared to the valuation levels at the end of the previous fiscal year are detailed below:

Transfers from Level 1 to Level 3	$1,849,474

The transfer from Level 1 to Level 3 is the result of a security being halted on the principal exchange on which it trades.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended November 30, 2015:

Level 3 – Fair value measurement using significant unobservable inputs
Guggenheim China Small Cap ETF
Beginning Balance	$ –
Transfers In	1,849,474
Ending Balance	$1,849,474

See notes to financial statements.

42 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

CUT Guggenheim Timber ETF

	Shares	Value
COMMON STOCKS† - 95.0%
United States - 33.2%
Plum Creek Timber Company, Inc. REIT	217,000	$11,025,771
Packaging Corporation of America	131,462	8,938,101
Weyerhaeuser Co. REIT	277,443	8,925,341
International Paper Co.	173,897	7,274,111
Rayonier, Inc. REIT	298,003	7,190,812
WestRock Co.	139,738	7,074,935
Domtar Corp.	150,766	6,194,975
Greif, Inc. — Class A	122,497	4,344,969
Potlatch Corp. REIT	94,693	3,164,640
Total United States		64,133,655
Brazil - 11.0%
Fibria Celulose S.A. ADR1	664,786	9,672,637
Klabin S.A.	1,466,665	8,881,166
Duratex S.A.	1,550,645	2,651,115
Total Brazil		21,204,918
Japan - 9.6%
Oji Holdings Corp.	1,986,838	8,606,193
Sumitomo Forestry Co. Ltd.	413,269	5,558,079
Nippon Paper Industries Company Ltd.1	272,390	4,379,275
Total Japan		18,543,547
Finland - 9.5%
UPM-Kymmene Oyj	508,855	9,711,312
Stora Enso Oyj — Class R	869,199	8,583,344
Total Finland		18,294,656
Sweden - 8.2%
Svenska Cellulosa AB SCA — Class B	330,325	9,529,735
Holmen AB — Class B	198,647	6,282,102
Total Sweden		15,811,837
South Africa - 7.6%
Mondi Ltd.	409,788	9,340,154
Sappi Ltd.*	1,249,310	5,423,496
Total South Africa		14,763,650
Canada - 6.7%
West Fraser Timber Company Ltd.	160,379	6,602,318
Canfor Corp.*	312,100	4,881,946
Western Forest Products, Inc.	898,663	1,498,165
Total Canada		12,982,429
Ireland - 4.2%
Smurfit Kappa Group plc	297,869	8,135,411
Portugal - 3.8%
Portucel S.A.	1,825,952	7,289,653
Spain - 1.2%
Ence Energia y Celulosa S.A.	604,934	2,373,518
Total Common Stocks
(Cost $165,815,164)		183,533,274
PREFERRED STOCKS† - 4.3%
Suzano Papel E Celulose SA	1,718,513	8,331,972
Total Preferred Stocks
(Cost $6,090,863)		8,331,972

	Shares	Value
SECURITIES LENDING COLLATERAL†,2 - 0.0%**
BNY Mellon Separately Managed Cash Collateral
Account, 0.1439%	78,000	$78,000
Total Securities Lending Collateral
(Cost $78,000)		78,000
Total Investments - 99.3%
(Cost $171,984,027)		$191,943,246
Other Assets & Liabilities, net - 0.7%		1,326,856
Total Net Assets - 100.0%		$193,270,102

*	Non-income producing security.

**	Less than 0.1%

†	Value determined based on Level 1 inputs – See Note 4.

1	All or portion of this security is on loan at November 30, 2015 – See Note 2.

2	Securities lending collateral – See Note 2.

ADR	American Depositary Receipt

plc	Public Limited Company

REIT	Real Estate Investment Trust

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 43

SCHEDULE OF INVESTMENTS (Unaudited) continued	November 30, 2015

CUT Guggenheim Timber ETF

Country Diversification
% of Long-Term
Country	Investments
United States	33.4%
Brazil	15.4%
Japan	9.7%
Finland	9.5%
Sweden	8.2%
South Africa	7.7%
Canada	6.8%
Ireland	4.3%
Portugal	3.8%
Spain	1.2%
Total Long-Term Investments	100.0%

Currency Denomination
% of Long-Term
Currency	Investments
United States Dollar	41.3%
Euro	23.7%
Brazilian Real	10.3%
Japanese Yen	9.7%
Swedish Krona	8.2%
Canadian Dollar	6.8%
Total Long-Term Investments	100.0%

The following table summarizes the inputs used to value the Fund’s net assets at November 30, 2015 (See Note 4 in the Notes to Financial Statements):

		Level 2	Level 3
		Significant	Significant
Investments in	Level 1	Observable	Unobservable
Securities	Quoted Prices	Inputs	Inputs	Total
Common Stocks	$183,533,274	$–	$–	$183,533,274
Preferred Stocks	8,331,972	–	–	8,331,972
Securities Lending
Collateral	78,000	–	–	78,000
Total	$191,943,246	$–	$–	$191,943,246

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended November 30, 2015, there were no transfers between levels.

See notes to financial statements.

44 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)	November 30, 2015

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	Canadian Energy	China Real Estate	China Small Cap	Frontier Markets
	Income ETF	ETF	ETF	ETF
	(ENY)	(TAO)	(HAO)	(FRN)
ASSETS:
Investments, at value — including securities on loan	$36,823,637	$19,035,740	$154,514,408	$44,785,939
Foreign currency, at value	9,987	569	48,292	3,990
Cash	216,924	115,276	352,733	359,875
Prepaid expenses	1,003	–	2,902	1,197
Receivables:
Dividends	94,608	91,552	79,098	124,543
Securities lending income	4,631	1,783	79,694	3,346
Investments sold	–	17,553	–	–
Tax reclaims	–	–	–	968
Due from Adviser	–	41,823	–	–
Total assets	37,150,790	19,304,296	155,077,127	45,279,858
LIABILITIES:
Payable for:
Upon return of securities loaned	9,281,318	582,787	18,744,673	3,858,264
Management fees	21,747	–	60,721	9,113
Administration fees	641	–	3,325	957
Fund shares redeemed	–	–	457,656	–
Trustees’ fees and expenses*	–	1,735	1,351	–
Deferred foreign capital gains taxes	–	–	–	1,011,313
Other fees	51,205	71,472	167,600	39,660
Total liabilities	9,354,911	655,994	19,435,326	4,919,307
NET ASSETS	$27,795,879	$18,648,302	$135,641,801	$40,360,551
NET ASSETS CONSIST OF:
Paid-in capital	$135,865,071	$36,444,612	$220,912,976	$117,874,601
Undistributed net investment income	58,161	710,059	4,272,713	970,178
Accumulated net realized gain (loss) on investments	(92,435,370)	(14,278,621)	(45,806,416)	(70,481,510)
Net unrealized appreciation (depreciation) on investments	(15,691,983)	(4,227,748)	(43,737,472)	(8,002,718)
NET ASSETS	$27,795,879	$18,648,302	$135,641,801	$40,360,551
Shares outstanding ($0.01 par value with unlimited
amount authorized)	3,620,000	910,000	5,350,000	3,640,000
Net asset value	$7.68	$20.49	$25.35	$11.09
Investments in securities, at cost	52,515,707	23,263,449	198,251,804	52,196,448
Foreign currency, at cost	9,998	569	48,300	3,999
Securities on loan, at value	8,818,375	545,818	20,237,155	3,751,651
* Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 45

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) continued	November 30, 2015

	Guggenheim
	International Multi-Asset	Guggenheim	Guggenheim
	Income ETF	Shipping ETF	Timber ETF
	(HGI)	(SEA)	(CUT)
ASSETS:
Investments, at value — including securities on loan	$22,280,069	$40,228,492	$191,943,246
Foreign currency, at value	2,146	211,630	–
Cash	42,879	90,057	981,880
Prepaid expenses	891	–	2,339
Receivables:
Tax reclaims	45,066	272,426	333,276
Dividends	38,838	38,728	305,037
Securities lending income	4,244	16,435	478
Total assets	22,414,133	40,857,768	193,566,256
LIABILITIES:
Payable for:
Upon return of securities loaned	1,256,852	7,873,088	78,000
Investments purchased	–	216	–
Management fees	18,429	21,240	75,708
Administration fees	483	–	4,331
Other fees	40,754	–	138,115
Total liabilities	1,316,518	7,894,544	296,154
NET ASSETS	$21,097,615	$32,963,224	$193,270,102
NET ASSETS CONSIST OF:
Paid-in capital	$61,731,303	$64,242,284	$208,387,380
Undistributed (distributions in excess of) net investment income	(4,628)	753,195	2,451,592
Accumulated net realized gain (loss) on investments	(39,417,586)	(17,888,797)	(37,495,459)
Net unrealized appreciation (depreciation) on investments	(1,211,474)	(14,143,458)	19,926,589
NET ASSETS	$21,097,615	$32,963,224	$193,270,102
Shares outstanding ($0.01 par value with unlimited amount authorized)	1,400,000	2,200,000	7,600,000
Net asset value	$15.07	$14.98	$25.43
Investments in securities, at cost	23,485,740	54,347,848	171,984,027
Foreign currency, at cost	2,154	211,630	–
Securities on loan, at value	1,379,420	7,596,458	1,529,356

See notes to financial statements.

46 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS (Unaudited)	November 30, 2015
For the six months ended November 30, 2015

	Guggenheim	Guggenheim	Guggenheim	Guggenheim
	Canadian Energy	China Real Estate	China Small Cap	Frontier
	Income ETF	ETF	ETF	Markets ETF
	(ENY)	(TAO)	(HAO)	(FRN)
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$689,622	$595,673	$3,577,280	$382,283
Income from securities lending	37,965	11,151	447,491	23,704
Total investment income	727,587	606,824	4,024,771	405,987
EXPENSES:
Management fees	82,105	56,344	531,603	124,140
Licensing fees	8,210	11,268	133,417	24,828
Custodian fees	9,390	11,144	73,680	16,168
Administration fees	4,516	3,099	25,722	6,828
Printing fees	4,112	4,543	10,575	6,818
Professional fees	13,714	11,066	13,411	12,395
Trustees’ fees and expenses**	2,879	2,752	4,661	3,048
Registration and filings	2,500	3,750	2,500	2,500
Insurance	396	351	1,731	518
Other fees	7,929	8,133	9,614	8,940
Total expenses	135,751	112,450	806,914	206,183
Less:
Expenses waived by advisor	(20,804)	(33,568)	(82,001)	(32,386)
Net expenses	114,947	78,882	724,913	173,797
Net investment income	612,640	527,942	3,299,858	232,190
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,549,772)	(314,350)	(7,744,682)	(2,963,016)
In-kind transactions	(634,914)	226,939	1,349,569	(30,730)
Foreign currency transactions	(9,868)	645	862	(11,744)
Net realized loss	(4,194,554)	(86,766)	(6,394,251)	(3,005,490)
Net change in unrealized appreciation (depreciation) on:
Investments	(7,685,641)	(5,515,153)	(81,252,071)	(6,252,616	)(a)
Foreign currency translations	1,463	(11)	16	(721)
Net change in unrealized appreciation (depreciation)	(7,684,178)	(5,515,164)	(81,252,055)	(6,253,337)
Net realized and unrealized loss	(11,878,732)	(5,601,930)	(87,646,306)	(9,258,827)
Net decrease in net assets resulting from operations	$(11,266,092)	$(5,073,988)	$(84,346,448)	$(9,026,637)
* Foreign taxes withheld	$121,722	$2,789	$154,292	$68,361

**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

(a)	Net of deferred foreign capital gain taxes of $158,648.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 47

STATEMENT OF OPERATIONS (Unaudited) continued	November 30, 2015
For the six months ended November 30, 2015

	Guggenheim
	International Multi-Asset	Guggenheim	Guggenheim
	Income ETF	Shipping ETF	Timber ETF
	(HGI)	(SEA)	(CUT)
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$434,388	$1,944,288	$1,847,703
Less return of capital received	–	(240,861)	–
Income from securities lending	35,498	119,827	14,319
Total investment income	469,886	1,823,254	1,862,022
EXPENSES:
Management fees	57,944	185,766	489,305
Licensing fees	11,589	–	134,291
Custodian fees	13,008	–	35,665
Administration fees	3,187	–	26,837
Printing fees	4,075	–	14,431
Professional fees	15,153	–	17,011
Trustees’ fees and expenses**	2,751	–	4,522
Registration and filings	2,500	–	2,500
Insurance	312	–	1,353
Other fees	10,475	–	7,850
Total expenses	120,994	185,766	733,765
Less:
Expenses waived by advisor	(39,872)	–	(146,599)
Net expenses	81,122	185,766	587,166
Net investment income	388,764	1,637,488	1,274,856
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(3,869,528)	(2,616,015)	943,720
In-kind transactions	19,269	(4,608,971)	2,939,864
Foreign currency transactions	537	(8,639)	(27,020)
Net realized gain (loss)	(3,849,722)	(7,233,625)	3,856,564
Net change in unrealized appreciation (depreciation) on:
Investments	6,689	(7,557,258)	(12,747,563)
Foreign currency translations	(669)	(3,984)	(4,371)
Net change in unrealized appreciation (depreciation)	6,020	(7,561,242)	(12,751,934)
Net realized and unrealized loss	(3,843,702)	(14,794,867)	(8,895,370)
Net decrease in net assets resulting from operations	$(3,454,938)	$(13,157,379)	$(7,620,514)
* Foreign taxes withheld	$21,368	$8,621	$59,155

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See notes to financial statements.

48 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	November 30, 2015

	Guggenheim Canadian		Guggenheim China
	Energy Income ETF		Real Estate ETF
	(ENY)		(TAO)
	Period Ended		Period Ended
	November 30, 2015	Year Ended	November 30, 2015	Year Ended
	(Unaudited)	May 31, 2015	(Unaudited)	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$612,640	$1,359,390	$527,942	$985,512
Net realized loss on investments	(4,194,554)	(3,532,905)	(86,766)	(795,426)
Net change in unrealized appreciation (depreciation) on investments	(7,684,178)	(12,537,025)	(5,515,164)	4,897,947
Net increase (decrease) in net assets resulting from operations	(11,266,092)	(14,710,540)	(5,073,988)	5,088,033
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(656,158)	(1,234,004)	–	(1,011,840)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	–	22,730,395	1,228,064	23,539,157
Cost of shares redeemed	(2,363,566)	(10,831,338)	(12,053,728)	(15,845,726)
Net increase (decrease) in net assets resulting from share transactions	(2,363,566)	11,899,057	(10,825,664)	7,693,431
Net increase (decrease) in net assets	(14,285,816)	(4,045,487)	(15,899,652)	11,769,624
NET ASSETS:
Beginning of period	42,081,695	46,127,182	34,547,954	22,778,330
End of period	$27,795,879	$42,081,695	$18,648,302	$34,547,954
Undistributed net investment income at end of period	$58,161	$101,679	$710,059	$182,117
CHANGES IN SHARES OUTSTANDING:
Shares sold	–	1,850,000	50,000	1,050,000
Shares redeemed	(300,000)	(750,000)	(550,000)	(750,000)
Net increase (decrease) in shares	(300,000)	1,100,000	500,000	300,000

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 49

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim China		Guggenheim Frontier
	Small Cap ETF		Markets ETF
	(HAO)		(FRN)
	Period Ended		Period Ended
	November 30, 2015	Year Ended	November 30, 2015	Year Ended
	(Unaudited)	May 31, 2015	(Unaudited)	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$3,299,858	$4,137,233	$232,190	$1,180,254
Net realized gain (loss) on investments	(6,394,251)	6,356,983	(3,005,490)	(30,572,027)
Net change in unrealized appreciation (depreciation) on investments	(81,252,055)	73,739,413	(6,253,337)	12,870,129
Net increase (decrease) in net assets resulting from operations	(84,346,448)	84,233,629	(9,026,637)	(16,521,644)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(4,834,500)	–	(2,150,690)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	22,182,320	38,778,227	–	16,818,315
Cost of shares redeemed	(101,281,440)	(25,511,406)	(12,670,877)	(24,058,040)
Net increase (decrease) in net assets resulting from share transactions	(79,099,120)	13,266,821	(12,670,877)	(7,239,725)
Net increase (decrease) in net assets	(163,445,568)	92,665,950	(21,697,514)	(25,912,059)
NET ASSETS:
Beginning of period	299,087,369	206,421,419	62,058,065	87,970,124
End of period	$135,641,801	$299,087,369	$40,360,551	$62,058,065
Undistributed net investment income at end of period	$4,272,713	$972,855	$970,178	$737,988
CHANGES IN SHARES OUTSTANDING:
Shares sold	650,000	1,250,000	–	1,100,000
Shares redeemed	(3,900,000)	(1,000,000)	(1,050,000)	(1,650,000)
Net increase (decrease) in shares	(3,250,000)	250,000	(1,050,000)	(550,000)

See notes to financial statements.

50 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim International		Guggenheim
	Multi-Asset Income ETF		Shipping ETF
	(HGI)		(SEA)
	Period Ended		Period Ended
	November 30, 2015	Year Ended	November 30, 2015	Year Ended
	(Unaudited)	May 31, 2015	(Unaudited)	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$388,764	$1,197,878	$1,637,488	$4,096,486
Net realized gain (loss) on investments	(3,849,722)	(453,753)	(7,233,625)	177,519
Net change in unrealized appreciation (depreciation) on investments	6,020	(3,192,782)	(7,561,242)	(16,810,369)
Net decrease in net assets resulting from operations	(3,454,938)	(2,448,657)	(13,157,379)	(12,536,364)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(432,920)	(1,146,740)	(3,250,180)	(3,120,560)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	–	1,962,647	4,559,798	4,011,341
Cost of shares redeemed	(1,494,182)	(5,231,319)	(25,765,541)	(35,730,949)
Net decrease in net assets resulting from share transactions	(1,494,182)	(3,268,672)	(21,205,743)	(31,719,608)
Net decrease in net assets	(5,382,040)	(6,864,069)	(37,613,302)	(47,376,532)
NET ASSETS:
Beginning of period	26,479,655	33,343,724	70,576,526	117,953,058
End of period	$21,097,615	$26,479,655	$32,963,224	$70,576,526
Undistributed (distributions in excess of) net investment
income at end of period	$(4,628)	$39,528	$753,195	$2,365,887
CHANGES IN SHARES OUTSTANDING:
Shares sold	–	100,000	300,000	200,000
Shares redeemed	(100,000)	(300,000)	(1,700,000)	(1,800,000)
Net decrease in shares	(100,000)	(200,000)	(1,400,000)	(1,600,000)

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 51

STATEMENTS OF CHANGES IN NET ASSETS continued	November 30, 2015

	Guggenheim
	Timber ETF
	(CUT)
	Period Ended
	November 30, 2015	Year Ended
	(Unaudited)	May 31, 2015
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$1,274,856	$5,194,612
Net realized gain on investments	3,856,564	16,601,452
Net change in unrealized appreciation (depreciation) on investments	(12,751,934)	(11,759,279)
Net increase (decrease) in net assets resulting from operations	(7,620,514)	10,036,785
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	–	(5,308,750)
SHAREHOLDER TRANSACTIONS:
Proceeds from shares purchased	15,567,213	–
Cost of shares redeemed	(14,386,014)	(58,686,894)
Net increase (decrease) in net assets resulting from share transactions	1,181,199	(58,686,894)
Net increase in net assets	(6,439,315)	(53,958,859)
NET ASSETS:
Beginning of period	199,709,417	253,668,276
End of period	$193,270,102	$199,709,417
Undistributed net investment income at end of period	$2,451,592	$1,176,736
CHANGES IN SHARES OUTSTANDING:
Shares sold	600,000	–
Shares redeemed	(600,000)	(2,400,000)
Net decrease in shares	–	(2,400,000)

See notes to financial statements.

52 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS	November 30, 2015

ENY Guggenheim Canadian Energy Income ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Per Share Data:
Net asset value, beginning of period	$10.74		$16.36	$14.51	$14.83	$22.03	$16.52
Income from investment operations:
Net investment income(a)	0.16		0.41	0.42	0.45	0.46	0.52
Net gain (loss) on investments (realized and unrealized)	(3.05)		(5.63)	1.88	(0.33)	(7.10)	5.51
Total from investment operations	(2.89)		(5.22)	2.30	0.12	(6.64)	6.03
Less distributions from:
Net investment income	(0.17)		(0.40)	(0.39)	(0.42)	(0.54)	(0.52)
Return of capital	–		–	(0.06)	(0.02)	(0.02)	–
Total distributions to shareholders	(0.17)		(0.40)	(0.45)	(0.44)	(0.56)	(0.52)
Net asset value, end of period	$7.68		$10.74	$16.36	$14.51	$14.83	$22.03
Market Value, end of period	$7.63		$10.79	$16.44	$14.43	$14.73	$22.06
Total Return(b)
Net asset value	(27.03%)		(32.39%)	16.30%	0.61%	(30.45%)	37.22%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$27,796		$42,082	$46,127	$60,518	$90,015	$229,570
Ratio to average net assets of:
Net investment income	3.73	%(d)	3.15%	2.87%	2.89%	2.62%	2.59%
Total expenses	0.83	%(d)	0.79%	0.80%	0.83%	0.79%	0.84%
Net expenses	0.70	%(d)	0.70%	0.71%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	8%		28%	80%	130%	81%	34%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 53

FINANCIAL HIGHLIGHTS continued	November 30, 2015

TAO Guggenheim China Real Estate ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Per Share Data:
Net asset value, beginning of period	$24.50		$20.52	$22.03	$16.72	$20.14	$16.02
Income from investment operations:
Net investment income(a)	0.51		0.66	0.68	0.41	0.47	0.35
Net gain (loss) on investments (realized and unrealized)	(4.52)		3.86	(1.54)	5.29	(3.70)	3.92
Total from investment operations	(4.01)		4.52	(0.86)	5.70	(3.23)	4.27
Less distributions from:
Net investment income	–		(0.54)	(0.65)	(0.39)	(0.19)	(0.15)
Total distributions to shareholders	–		(0.54)	(0.65)	(0.39)	(0.19)	(0.15)
Net asset value, end of period	$20.49		$24.50	$20.52	$22.03	$16.72	$20.14
Market Value, end of period	$20.49		$24.55	$20.43	$21.66	$16.74	$20.07
Total Return(b)
Net asset value	(16.37%)		22.50%	(3.82%)	34.05%	(15.90%)	26.68%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$18,648		$34,548	$22,778	$50,881	$18,558	$27,397
Ratio to average net assets of:
Net investment income	4.69	%(d)	3.04%	3.32%	1.88%	2.76%	1.83%
Total expenses	1.00	%(d)	0.88%	0.95%	0.93%	1.35%	1.02%
Net expenses	0.70	%(d)	0.70%	0.71%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	11%		16%	9%	20%	14%	17%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.

54 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015

HAO Guggenheim China Small Cap ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Per Share Data:
Net asset value, beginning of period	$34.78		$24.72	$24.68	$19.97	$29.23	$24.44
Income from investment operations:
Net investment income(a)	0.48		0.51	0.56	0.41	0.50	0.39
Net gain (loss) on investments (realized and unrealized)	(9.91)		10.14	0.03	4.61	(9.14)	4.84
Total from investment operations	(9.43)		10.65	0.59	5.02	(8.64)	5.23
Less distributions from:
Net investment income	–		(0.59)	(0.55)	(0.31)	(0.62)	(0.44)
Total distributions to shareholders	–		(0.59)	(0.55)	(0.31)	(0.62)	(0.44)
Net asset value, end of period	$25.35		$34.78	$24.72	$24.68	$19.97	$29.23
Market Value, end of period	$25.46		$34.56	$24.70	$24.31	$20.01	$29.15
Total Return(b)
Net asset value	(27.11%)		43.88%	2.24%	25.24%	(29.50%)	21.36%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$135,642		$299,087	$206,421	$236,923	$164,773	$327,373
Ratio to average net assets of:
Net investment income	3.41	%(d)	1.86%	2.23%	1.81%	2.17%	1.33%
Total expenses	0.84	%(d)	0.83%	0.84%	0.84%	0.92%	0.89%
Net expenses	0.75	%(d)	0.75%	0.76%	0.75%	0.75%	0.75%
Portfolio turnover rate(c)	8%		31%	29%	31%	35%	11%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 55

FINANCIAL HIGHLIGHTS continued	November 30, 2015

FRN Guggenheim Frontier Markets ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Per Share Data:
Net asset value, beginning of period	$13.23		$16.79	$17.41	$19.08	$23.23	$18.12
Income from investment operations:
Net investment income(a)	0.06		0.23	0.38	0.71	0.59	0.64
Net gain (loss) on investments (realized and unrealized)	(2.20)		(3.36)	(0.35)	(1.77)	(3.92)	4.60
Total from investment operations	(2.14)		(3.13)	0.03	(1.06)	(3.33)	5.24
Less distributions from:
Net investment income	–		(0.43)	(0.65)	(0.61)	(0.82)	(0.13)
Total distributions to shareholders	–		(0.43)	(0.65)	(0.61)	(0.82)	(0.13)
Net asset value, end of period	$11.09		$13.23	$16.79	$17.41	$19.08	$23.23
Market Value, end of period	$11.04		$13.33	$16.86	$17.17	$19.26	$22.95
Total Return(b)
Net asset value	(16.18%)		(18.75%)	0.24%	(5.94%)	(14.16%)	28.87%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$40,361		$62,058	$87,970	$112,098	$133,397	$183,324
Ratio to average net assets of:
Net investment income	0.94	%(d)	1.50%	2.28%	3.66%	2.91%	2.84%
Total expenses	0.83	%(d)	0.77%	0.81%	0.75%	0.81%	0.80%
Net expenses	0.70	%(d)	0.70%	0.71%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	26%		94%	24%	46%	30%	9%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.

56 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015

HGI Guggenheim International Multi-Asset Income ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2015		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	(Unaudited)		May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012		May 31, 2011
Per Share Data:
Net asset value, beginning of period	$17.65		$19.61	$17.26	$15.05	$19.98		$16.10
Income from investment operations:
Net investment income(a)	0.27		0.70	0.65	0.74	0.86		0.88
Net gain (loss) on investments (realized and unrealized)	(2.55)		(2.00)	2.41	2.22	(4.94)		3.80
Total from investment operations	(2.28)		(1.30)	3.06	2.96	(4.08)		4.68
Less distributions from:
Net investment income	(0.30)		(0.66)	(0.68)	(0.75)	(0.84	)(e)	(0.80)
Return of capital	–		–	(0.03)	–	(0.01	)(e)	–
Total distributions to shareholders	(0.30)		(0.66)	(0.71)	(0.75)	(0.85)		(0.80)
Net asset value, end of period	$15.07		$17.65	$19.61	$17.26	$15.05		$19.98
Market value, end of period	$15.02		$17.60	$19.74	$17.19	$15.09		$20.02
Total Return(b)
Net asset value	(12.97%)		(6.64%)	18.23%	20.03%	(20.86%)		29.68%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$21,098		$26,480	$33,344	$119,116	$102,306		$101,895
Ratio to average net assets of:
Net investment income	3.36	%(f)	3.81%	3.70%	4.45%	5.04%		4.71%
Total expenses(c)	1.04	%(f)	0.97%	0.84%	0.81%	0.92%		0.94%
Net expenses(c)	0.70	%(f)	0.70%	0.70%	0.70%	0.70%		0.70%
Portfolio turnover rate(d)	64%		108%	85%	60%	73%		44%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)
Expense ratio does not reflect fees and expenses incurred indirectly by the Fund as a result of its investments in shares of other investment companies. If these fees were included in the expense ratio, the expense ratios would increase by approximately 0.14%, 0.14%, 0.11%, 0.13%, 0.14% and 0.15% for the period ended November 30, 2015 and years ended May 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)
Subsequent to May 31, 2012, a reclassification was required that resulted in the recharacterization of the distribution for the May 31, 2012 financial reporting period. This resulted in a less than a $0.01 reclassification between distributions paid to shareholders from net investment income and distributions paid to shareholders from capital.

(f)	Annualized.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 57

FINANCIAL HIGHLIGHTS continued	November 30, 2015

SEA Guggenheim Shipping ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

							For the Period
	Period Ended						June 11, 2010
	November 30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	through
	(Unaudited)		May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011(a)
Per Share Data:
Net asset value, beginning of period	$19.60		$22.68	$17.51	$16.03	$24.69	$25.96
Income from investment operations:
Net investment income(b)	0.48		0.99	0.56	0.45	0.56	1.10
Net gain (loss) on investments (realized and unrealized)	(4.19)		(3.35)	5.06	1.49	(8.26)	(1.89)
Total from investment operations	(3.71)		(2.36)	5.62	1.94	(7.70)	(0.79)
Less distributions from:
Net investment income	(0.91)		(0.72)	(0.45)	(0.46)	(0.96)	(0.48)
Total distributions to shareholders	(0.91)		(0.72)	(0.45)	(0.46)	(0.96)	(0.48)
Net asset value, end of period	$14.98		$19.60	$22.68	$17.51	$16.03	$24.69
Market value, end of period	$14.98		$19.55	$22.69	$17.43	$15.99	$24.67
Total Return(c)
Net asset value	(19.46%)		(10.52%)	32.57%	12.44%	(31.98%)	(3.21%)
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$32,963		$70,577	$117,953	$35,011	$30,452	$12,343
Ratio to average net assets of:
Net investment income	5.73	%(e)	4.82%	2.72%	2.76%	3.35%	4.14%
Total expenses	0.65	%(e)	0.65%	0.66%	0.65%	0.65%	0.65%
Net expenses	0.65	%(e)	0.65%	0.66%	0.65%	0.65%	0.65%
Portfolio turnover rate(d)	19%		27%	18%	42%	43%	28%

(a)	Since commencement of operations: June 11, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

(b)	Based on average shares outstanding.

(c)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(d)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(e)	Annualized.

See notes to financial statements.

58 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS continued	November 30, 2015

CUT Guggenheim Timber Index ETF

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating an ETF’s performance for the periods presented.

	Period Ended
	November 30, 2015		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		May 31, 2015	May 31, 2014	May 31, 2013	May 31, 2012	May 31, 2011
Per Share Data:
Net asset value, beginning of period	$26.28		$25.37	$22.19	$15.71	$22.39	$17.70
Income from investment operations:
Net investment income(a)	0.16		0.61	0.53	0.46	0.42	0.94
Net gain (loss) on investments (realized and unrealized)	(1.01)		0.99	3.01	6.27	(6.71)	4.34
Total from investment operations	(0.85)		1.60	3.54	6.73	(6.29)	5.28
Less distributions from:
Net investment income	—		(0.69)	(0.36)	(0.25)	(0.39)	(0.59)
Total distributions to shareholders	—		(0.69)	(0.36)	(0.25)	(0.39)	(0.59)
Net asset value, end of period	$25.43		$26.28	$25.37	$22.19	$15.71	$22.39
Market Value, end of period	$25.40		$26.26	$25.33	$22.10	$15.75	$22.38
Total Return(b)
Net asset value	(3.23%)		6.50%	15.93%	43.01%	(28.20%)	30.15%
Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$193,270		$199,709	$253,668	$223,035	$106,054	$228,386
Ratio to average net assets of:
Net investment income	1.30	%(d)	2.44%	2.18%	2.28%	2.29%	4.52%
Total expenses	0.75	%(d)	0.76%	0.75%	0.76%	0.82%	0.82%
Net expenses	0.60	%(d)	0.70%	0.71%	0.70%	0.70%	0.70%
Portfolio turnover rate(c)	6%		29%	5%	2%	56%	29%

(a)	Based on average shares outstanding.

(b)
Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Transaction fees are not reflected in the calculation of total investment return.

(c)	Portfolio turnover does not include securities received or delivered from processing creations or redemptions.

(d)	Annualized.

See notes to financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 59

NOTES TO FINANCIAL STATEMENTS (Unaudited)	November 30, 2015

Note 1 – Organization:

Claymore Exchange-Traded Fund Trust 2 (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.

The following seven portfolios have a semi-annual reporting period ended on November 30, 2015:

Guggenheim Canadian Energy Income ETF
Guggenheim China Real Estate ETF
Guggenheim China Small Cap ETF
Guggenheim Frontier Markets ETF
Guggenheim International Multi-Asset Income ETF
Guggenheim Shipping ETF
Guggenheim Timber ETF

Each portfolio represents a separate series of the Trust (each a “Fund” or collectively the “Funds”). Each Fund’s shares are listed and traded on the NYSE Arca, Inc. (“NYSE Arca”). The Funds’ market prices may differ to some degree from the net asset value (“NAV”) of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares; each called a “Creation Unit.” Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to correspond generally to the performance, before fees and expenses, of the following market indices:

Fund	Index
Guggenheim Canadian Energy Income ETF	S&P/TSX Canadian High Income Energy Index
Guggenheim China Real Estate ETF	AlphaShares China Real Estate Index
Guggenheim China Small Cap ETF	AlphaShares China Small Cap Index
Guggenheim Frontier Markets ETF	BNY Mellon New Frontier Index
Guggenheim International Multi-Asset	Zacks International Multi-Asset
Income ETF	Income Index
Guggenheim Shipping ETF	Dow Jones Global Shipping Index
Guggenheim Timber ETF	Beacon Global Timber Index

Note 2 – Accounting Policies:

The Trust operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of U.S. business on the NYSE, usually 4:00 p.m. Eastern time on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on such day, the security is valued at the mean of the most recent bid and ask prices on such day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sale price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Eastern time. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of

60 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Investment Adviser”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Investment Adviser, subject to review by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date. Interest income, including the amortization of premiums and accretion of discount, is accrued daily.

The Funds record the character of dividends received from master limited partnerships (“MLPs”) based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

Real Estate Investment Trust (“REIT”) distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year is not known until after the REITs’ fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund’s characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) Currency Translations

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and ask price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the mean of the bid and ask price of respective exchange rates on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Funds’ accounting records on the date of receipt, if any, are included as net realized gains or losses on foreign currency transactions in the Funds’ Statement of Operations.

Foreign exchange unrealized gain or loss on assets and liabilities, other than investments, if any, are included in the net change in unrealized appreciation (depreciation) on foreign currency translations in the Funds’ Statement of Operations.

(d) Foreign Taxes

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and reflected in their Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income and foreign taxes on capital gains from sales of investments are included with the net realized gain (loss) on investments. Foreign taxes payable or deferred as of November 30, 2015, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

(e) Distributions

The Funds intend to pay substantially all of their net investment income to shareholders. Distribution frequency is as follows:

Fund	Frequency
Guggenheim Canadian Energy Income ETF	Quarterly
Guggenheim China Real Estate ETF	Annual
Guggenheim China Small Cap ETF	Annual
Guggenheim Frontier Markets ETF	Annual
Guggenheim International Multi-Asset Income ETF	Quarterly
Guggenheim Shipping ETF	Quarterly
Guggenheim Timber ETF	Annual

In addition, the Funds intend to distribute any capital gains to shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 61

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

(f) Securities Lending

Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The separately managed accounts invest in short-term investments valued at amortized cost, which approximates market value. Each Fund receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as “qualified dividend income” under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investments of cash collateral or receive a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. The securities lending income earned by the Funds is disclosed on the Statement of Operations.

	Value of
	Securities	Cash	Non-Cash	Total
Fund	Loaned	Collateral	Collateral	Collateral
Guggenheim Canadian
Energy Income ETF	$8,818,375	$9,281,318	$–	$9,281,318
Guggenheim China
Real Estate ETF	545,818	582,787	–	582,787
Guggenheim China
Small Cap ETF	20,237,155	18,744,673	4,527,019	23,271,692
Guggenheim Frontier
Markets ETF	3,751,651	3,858,264	–	3,858,264
Guggenheim International
Multi-Asset
Income ETF	1,379,420	1,256,852	187,814	1,444,666
Guggenheim
Shipping ETF	7,596,458	7,873,088	–	7,873,088
Guggenheim
Timber ETF	1,529,356	78,000	1,602,219	1,680,219

(g) Indemnifications

Under the Trust’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 3 – Investment Advisory Agreement, Sub-Advisory Agreement and Other Agreements:

Pursuant to an Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of each Fund, and GFIA, the Investment Adviser manages the investment and reinvestment of each Fund’s assets and administers the affairs of each Fund to the extent requested by the Board.

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser an advisory fee. The advisory fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Canadian Energy Income ETF	0.50%
Guggenheim China Real Estate ETF	0.50%
Guggenheim China Small Cap ETF	0.55%
Guggenheim Frontier Markets ETF	0.50%
Guggenheim International Multi-Asset Income ETF	0.50%
Guggenheim Timber ETF	0.50%

Pursuant to the Agreement, each Fund listed in the following table pays the Investment Adviser a unitary management fee for the services and facilities it provides. The unitary management fee is payable on a monthly basis at the annual rate set forth below based on each Fund’s average daily net assets:

Fund	Rate
Guggenheim Shipping ETF	0.65%

Out of the unitary management fee, the Investment Adviser pays substantially all the expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for the fee payments under the Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses.

Rydex Fund Services, LLC (“RFS”), an affiliate of the Investment Adviser, provides fund administration services to the Funds. As compensation for these services RFS receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

Net Assets	Rate
First $200,000,000	0.0275%
Next $300,000,000	0.0200%
Next $500,000,000	0.0150%
Over $1,000,000,000	0.0100%

For the six months ended November 30, 2015, the following Funds recognized Fund Administration expenses as follows:

Fund Administration
Fund	Expense
Guggenheim Canadian Energy Income ETF	$4,516
Guggenheim China Real Estate ETF	3,099
Guggenheim China Small Cap ETF	25,722
Guggenheim Frontier Markets ETF	6,828
Guggenheim International Multi-Asset Income ETF	3,187
Guggenheim Timber ETF	26,837

62 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Due to its unitary management fee structure, the Guggenheim Shipping ETF does not pay a separate Fund Administration fee.

The Bank of New York Mellon Corp. (“BNY”) acts as the Funds’ custodian, accounting agent, transfer agent and securities lending agent. As custodian, BNY is responsible for the custody of the Funds’ assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds. As securities lending agent, BNY is responsible for executing the lending of portfolio securities to creditworthy borrowers.

The Investment Adviser has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund, not including the Guggenheim Shipping ETF, (excluding interest expense, a portion of the Fund’s licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business), from exceeding the following percentages of average net assets per year, at least until December 31, 2018.

Fund	Rate
Guggenheim Canadian Energy Income ETF	0.65%
Guggenheim China Real Estate ETF	0.65%
Guggenheim China Small Cap ETF	0.70%
Guggenheim Frontier Markets ETF	0.65%
Guggenheim International Multi-Asset Income ETF	0.65%
Guggenheim Timber ETF	0.55%

For the six months ended November 30, 2015, the Investment Adviser waived Advisory Fees as follows:

Fund	Advisory Fees Waived
Guggenheim Canadian Energy Income ETF	$ 20,804
Guggenheim China Real Estate ETF	33,568
Guggenheim China Small Cap ETF	82,001
Guggenheim Frontier Markets ETF	32,386
Guggenheim International Multi-Asset Income ETF	39,872
Guggenheim Timber ETF	146,599

Amounts owed to each Fund from the Investment Adviser are shown in the Statement of Assets and Liabilities. This receivable is settled on a periodic basis.

Certain officers and trustees of the Trust may also be officers, directors and/or employees of the Investment Adviser. The Trust does not compensate its officers or trustees who are officers, directors and/or employees of the Investment Adviser.

Licensing Fee Agreements:

The Investment Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

Fund	Licensor
Guggenheim Canadian Energy Income ETF	Standard & Poor’s
Guggenheim China Real Estate ETF	AlphaShares LLC
Guggenheim China Small Cap ETF	AlphaShares LLC
Guggenheim Frontier Markets ETF	The Bank of New York Mellon Corp.
Guggenheim International Multi-Asset Income ETF	Zacks Investment Research, Inc.
Guggenheim Shipping ETF	CME Group Index Services LLC
Guggenheim Timber ETF	Beacon Indexes LLC

The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap for the Funds without a unitary management fee.

Note 4 – Fair Value Measurement:

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3— significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 63

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Note 5 – Federal Income Taxes:

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, each Fund intends not to be subject to U.S. federal excise tax.

As of November 30, 2015, the cost of investments, accumulated unrealized appreciation/depreciation on investments, excluding foreign currency, for federal income tax purposes were as follows:

				Net Tax
	Cost of			Unrealized
	Investments	Gross Tax	Gross Tax	Appreciation
	for Tax	Unrealized	Unrealized	(Depreciation)
Fund	Purposes	Appreciation	Depreciation	on Investments
Guggenheim Canadian Energy Income ETF	$54,068,486	$–	$(17,244,849)	$(17,244,849)
Guggenheim China Real Estate ETF	23,679,134	326,185	(4,969,579)	(4,643,394)
Guggenheim China Small Cap ETF	205,470,705	9,641,759	(60,598,056)	(50,956,297)
Guggenheim Frontier Markets ETF	52,584,736	2,263,252	(10,062,049)	(7,798,797)
Guggenheim International Multi-Asset Income ETF	23,570,860	894,759	(2,185,550)	(1,290,791)
Guggenheim Shipping ETF	56,092,148	1,543,599	(17,407,255)	(15,863,656)
Guggenheim Timber ETF	173,312,322	30,357,169	(11,726,245)	18,630,924

Tax components of accumulated earnings as of May 31, 2015 (the most recent fiscal year end for federal income tax purposes), were as follows:

		Accumulated
		Long-Term Gains	Net Tax
Undistributed		(Accumulated	Unrealized	Other
	Ordinary	Capital &	Appreciation	Temporary
Fund	Income	Other Losses) (Depreciation)		Differences
Guggenheim Canadian Energy
Income ETF	$128,087	$(86,714,445)	$(9,560,584)	$–
Guggenheim China Real Estate ETF	273,454	(13,867,507)	871,731	–
Guggenheim China Small Cap ETF	4,394,827	(35,615,236)	30,295,682	–
Guggenheim Frontier Markets ETF	738,288	(66,669,195)	(2,137,669)	(418,837)
Guggenheim International
Multi-Asset Income ETF	88,983	(35,532,199)	(1,302,614)	–
Guggenheim Shipping ETF	2,476,792	(9,021,777)	(8,326,516)	–
Guggenheim Timber ETF	1,176,736	(40,023,728)	31,350,228	–

Distributions to Shareholders:

The tax character of distributions paid during the year ended May 31, 2015 (the most recent fiscal year end for federal income purposes), was as follows:

Fund	Distributions paid from ordinary income
Guggenheim Canadian Energy Income ETF	$1,234,004
Guggenheim China Real Estate ETF	1,011,840
Guggenheim China Small Cap ETF	4,834,500
Guggenheim Frontier Markets ETF	2,150,690
Guggenheim International Multi-Asset Income ETF	1,146,740
Guggenheim Shipping ETF	3,120,560
Guggenheim Timber ETF	5,308,750

As of May 31, 2015 (the most recent fiscal year end for federal income tax purposes), the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders. Per the Regulated Investment Company Modernization Act of 2010, capital loss carryforwards generated in taxable years beginning after December 22, 2010 must be fully used before capital loss carryforwards generated in taxable years prior to December 22, 2010 are used; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

							Total
	Expires in	Expires in	Expires in	Expires in	Unlimited	Unlimited	Capital Loss
	2016	2017	2018	2019	Short-Term	Long-Term	Carryforward
Guggenheim Canadian Energy
Income ETF	$–	$(3,622,034)	$(12,656,635)	$(713,500)	$(48,100,674)	$(21,621,602)	$(86,714,445)
Guggenheim China Real Estate ETF	–	–	(4,375,466)	(6,818,237)	(707,740)	(1,966,064)	(13,867,507)
Guggenheim China Small Cap ETF	–	–	(5,907,224)	–	–	(29,708,012)	(35,615,236)
Guggenheim Frontier Markets ETF	–	(241,589)	(3,686,218)	(364,152)	(7,278,653)	(55,098,583)	(66,669,195)
Guggenheim International Multi-Asset
Income ETF	(434,730)	(2,191,498)	(3,876,528)	(2,491,614)	(16,469,825)	(10,068,004)	(35,532,199)
Guggenheim Shipping ETF	–	–	–	–	(3,554,102)	(5,467,675)	(9,021,777)
Guggenheim Timber ETF	–	(3,822,255)	(17,944,749)	(1,561,810)	(12,017,354)	(4,677,560)	(40,023,728)

64 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) continued	November 30, 2015

Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended May 31, 2015 (the most recent fiscal year end for federal income tax purposes), the following capital loss carryforward amounts were expired or used:

Fund	Amount Utilized
Guggenheim Timber ETF	$4,503,220
Guggenheim China Small Cap ETF	7,232,059

Capital and foreign currency losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. During the year ended May 31, 2015 (the most recent fiscal year end for federal income tax purposes), none of the Funds incurred nor will elect to defer any current year post-October losses.

For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Uncertain tax positions are tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns that would not meet a more-likely-than not threshold of being sustained by the applicable tax authority and would be recorded as a tax expense in the current year. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 6 – Investments in Securities:

For the six months ended November 30, 2015, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Guggenheim Canadian Energy Income ETF	$2,636,662	$2,853,312
Guggenheim China Real Estate ETF	3,192,388	2,580,841
Guggenheim China Small Cap ETF	16,498,881	15,258,149
Guggenheim Frontier Markets ETF	12,755,961	20,844,162
Guggenheim International Multi-Asset Income ETF	14,774,544	14,794,910
Guggenheim Shipping ETF	10,424,213	12,259,586
Guggenheim Timber ETF	12,656,465	12,191,694

For the six months ended November 30, 2015, in-kind transactions were as follows:

Fund	Purchases	Sales
Guggenheim Canadian Energy Income ETF	$–	$2,345,029
Guggenheim China Real Estate ETF	1,222,801	12,109,460
Guggenheim China Small Cap ETF	21,945,830	97,802,423
Guggenheim Frontier Markets ETF	–	4,659,266
Guggenheim International Multi-Asset Income ETF	4,705	1,496,635
Guggenheim Shipping ETF	4,268,937	24,991,611
Guggenheim Timber ETF	13,765,833	12,821,274

Note 7 – Capital:

Shares are issued and redeemed by the Funds only in creation unit size aggregations of 50,000 to 100,000 shares. Transactions are permitted on an in-kind basis, with a separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transaction fees ranging from $500 to $4,000 are charged to those persons creating or redeeming creation units. An additional charge on the transaction may be imposed with respect to transactions effected outside of the clearing process or to the extent that cash is used in lieu of securities to purchase creation units or redeem for cash.

Note 8 – Distribution and Service Plan:

The Board of Trustees has adopted a distribution and service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 9 – Subsequent Event:

The Funds evaluated subsequent events through the date the financial statements were available for issue and determined there were no additional material events that would require disclosure in the Funds’ financial statements.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 65

SUPPLEMENTAL INFORMATION (Unaudited)	November 30, 2015

Federal Income Tax Information

In January 2016, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2015.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Trustees

The Trustees of the Trust and their principal business occupations during the past five years:

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	with Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees:
Randall C. Barnes	Trustee	Since 2006	Current: Private Investor (2001-present).	102	Current: Trustee, Purpose
(1951)					Investments Funds (2014-present).
Former: Senior Vice President and Treasurer, PepsiCo, Inc.
(1993-1997); President, Pizza Hut International (1991-1993);
Senior Vice President, Strategic Planning and New Business
Development, PepsiCo, Inc. (1987-1990).
Donald A. Chubb, Jr.	Trustee	Since 2014	Current: Business broker and manager of commercial real estate,	98	Current: Midland Care, Inc.
(1946)			Griffith & Blair, Inc. (1997-present).		(2011-present).
Jerry B. Farley	Trustee	Since 2014	Current: President, Washburn University (1997-present).	98	Current: Westar Energy, Inc.
(1946)					(2004-present); CoreFirst Bank &
Trust (2000-present).
Roman Friedrich III	Trustee and	Since 2010	Current: Founder and Managing Partner, Roman Friedrich &	98	Current: Zincore Metals, Inc.
(1946)	Chairman of the		Company (1998-present).		(2009-present).
Contracts Review
	Committee		Former: Senior Managing Director, MLV & Co. LLC (2010-2011).		Former: Axiom Gold and Silver
Corp. (2011-2012).
Robert B. Karn III	Trustee and	Since 2010	Current: Consultant (1998-present).	98	Current: Peabody Energy Company
(1942)	Chairman of the				(2003-present); GP Natural
	Audit Committee		Former: Arthur Andersen (1965-1997) and Managing Partner,		Resource Partners, LLC
			Financial and Economic Consulting, St. Louis office (1987-1997).		(2002- present).
Ronald A. Nyberg	Trustee and	Since 2006	Current: Partner, Nyberg & Cassioppi, LLC (2000-present).	104	Current: Edward-Elmhurst
(1953)	Chairman of the				Healthcare System (2012-present).
	Nominating and		Former: Executive Vice President, General Counsel and Corporate
	Governance		Secretary, Van Kampen Investments (1982-1999).
Committee
Maynard F. Oliverius	Trustee	Since 2014	Current: Retired.	98	Current: Fort Hays State University
(1943)					Foundation (1999-present);
			Former: President and CEO, Stormont-Vail HealthCare (1996-2012).		Stormont-Vail Foundation
(2013-present); University of
Minnesota MHA Alumni
Philanthropy Committee
(2009-present).

Former: Topeka Community Foundation
(2009-2014).

66 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

		Term of		Number of
	Position(s)	Office and		Portfolios in
Name, Address*	Held	Length of	Principal Occupation(s)	Fund Complex	Other Directorships
and Year of Birth	with Trust	Time Served**	During Past Five Years	Overseen	Held by Trustees
Independent Trustees continued:
Ronald E. Toupin, Jr.	Trustee and	Since 2006	Current: Portfolio Consultant (2010-present).	101	Former: Bennett Group of Funds
(1958)	Chairman of				(2011-2013).
	the Board		Former: Vice President, Manager and Portfolio Manager,
Nuveen Asset Management (1998-1999); Vice President,
Nuveen Investment Advisory Corp. (1992-1999); Vice President
and Manager, Nuveen Unit Investment Trusts (1991-1999); and
Assistant Vice President and Portfolio Manager, Nuveen Unit
Investment Trusts (1988-1999), each of John Nuveen & Co., Inc.
(1982-1999).
Interested Trustee:
Donald C.	President, Chief	Since 2012	Current: President and CEO, certain other funds in the Fund	233	Current: Clear Spring Life Insurance
Cacciapaglia***	Executive Officer		Complex (2012-present); Vice Chairman, Guggenheim		Company (2015-present);
(1951)	and Trustee		Investments (2010-present).		Guggenheim Partners Japan, Ltd.
(2014-present); Delaware Life
			Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).		(2013-present); Guggenheim Life
and Annuity Company
(2011-present); Paragon Life
Insurance Company of Indiana
(2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.

**	Each Trustee serves an indefinite term, until his successor is elected and qualified.

***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Adviser and/or the parent of the Investment Adviser.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 67

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

Officers
The Officers of the Trust, who are not Trustees, and their principal occupations during the past five years:

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers:
Joseph M. Arruda	Assistant Treasurer	Since 2014	Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security
(1966)			Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010);
Vice President, Rydex Advisors II, LLC (2010).
William H. Belden, III	Vice President	Since 2006	Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director,
(1965)			Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).
Joanna M. Catalucci	Chief Compliance	Since 2012	Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing
(1966)	Officer		Director, Guggenheim Investments (2012-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior
Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief
Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).
James M. Howley	Assistant Treasurer	Since 2006	Current: Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the
(1972)			Fund Complex (2006-present).

Former: Manager of Mutual Fund Administration, Van Kampen Investments, Inc. (1996-2004).
Amy J. Lee	Chief Legal Officer	Since 2013	Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director,
(1961)			Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance
Company and Security Benefit Corporation (2004-2012).
Mark E. Mathiasen	Secretary	Since 2011	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim
(1978)			Investments (2007-present).
Michael P. Megaris	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Senior Associate,
(1984)			Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).
Adam Nelson	Assistant Treasurer	Since 2015	Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in
(1979)			the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015);
Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street
(2009-2011).
Kimberly J. Scott	Assistant Treasurer	Since 2012	Current: Vice President, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in
(1974)			the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer of Mutual
Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010);
Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment
Management (2005-2009).
Bryan Stone	Vice President	Since 2014	Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim
(1979)			Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President,
Morgan Stanley (2002-2009).

68 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

SUPPLEMENTAL INFORMATION (Unaudited) continued	November 30, 2015

Term of Office
Name, Address*	Position(s) held	and Length of	Principal Occupations
and Year of Birth	with the Trust	Time Served**	During Past Five Years
Officers continued:
John L. Sullivan	Chief Financial	Since 2010	Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present);
(1955)	Officer, Chief		Senior Managing Director, Guggenheim Investments (2010-present).
Accounting Officer
	and Treasurer		Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex
(2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment
Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, IL 60606.

**
Each officer serves an indefinite term, until his or her successor is duly elected and qualified. The date reflects the commencement date upon which the officer held any officer position with the Trust.

CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT l 69

TRUST INFORMATION	November 30, 2015

Board of Trustees	Principal Executive Officers	Investment Adviser	Legal Counsel

Randall C. Barnes	Donald C. Cacciapaglia	Guggenheim Funds	Dechert LLP
	President and Chief	Investment Advisors, LLC	New York, NY
Donald C. Cacciapaglia*	Executive Officer	Chicago, IL
Independent Registered
Donald A. Chubb Jr.	Joanna M. Catalucci	Distributor	Public Accounting Firm
Chief Compliance Officer
Jerry B. Farley		Guggenheim Funds	Ernst & Young LLP
	Amy J. Lee	Distributors, LLC	Chicago, IL
Roman Friedrich III	Chief Legal Officer	Chicago, IL

Robert B. Karn III	Mark E. Mathiasen	Administrator
Secretary
Ronald A. Nyberg		Rydex Fund Services, LLC
John L. Sullivan
Maynard F. Oliverius	Chief Financial Officer,	Rockville, MD
Chief Accounting Officer
Ronald E. Toupin, Jr.,	and Treasurer	Accounting Agent,
Chairman		Custodian and
Transfer Agent
* Trustee is an “interested person”
(as defined in section 2(a)(19) of		The Bank of New York
the 1940 Act) (“Interested		Mellon Corp.
Trustee”) of the Trust because of		New York, NY
his position as the President and
CEO of the Investment Adviser
and the Distributor.

Privacy Principles of the Trust for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Guggenheim Funds Investment Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

Questions concerning your shares of the Trust?
  If your shares are held in a Brokerage Account, contact your Broker.
This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (800)345-7999.

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (800) 345-7999, by visiting Guggenheim Investments’ website at guggenheiminvest-ments.com or by accessing the Funds’ Form N-PX on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov or by visiting Guggenheim Investments’ website at guggenheiminvestments.com. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

70 l CLAYMORE EXCHANGE-TRADED FUND TRUST 2 SEMIANNUAL REPORT

This Page Intentionally Left Blank.

ABOUT THE TRUST ADVISER

Guggenheim Funds Investment Advisors, LLC
Guggenheim Funds Investment Advisors, LLC (the “Investment Adviser”) serves as the investment adviser for each of the Funds and administers the affairs of each Fund to the extent requested by the Board of Trustees. The Investment Adviser also acts as investment adviser to closed-end and open-end management investment companies. The Investment Adviser and its affiliates provide supervision, management or servicing of assets with a commitment to consistently delivering exceptional service. The Investment Adviser is a subsidiary of Guggenheim Partners, LLC, a global, diversified financial services firm with more than $240 billion in assets under supervision. Guggenheim Partners, LLC, through its affiliates, provides investment management, investment advisory, insurance, investment banking, and capital markets services. The firm is headquartered in Chicago and New York with a global network of offices throughout the United States, Europe, and Asia.

Portfolio Management
The portfolio managers who are currently responsible for the day-to-day management of each Fund’s portfolio are Michael P. Byrum, CFA, James R. King, CFA, and Cindy Gao. Messrs. Byrum and King have managed the Funds’ portfolios since December 2013. Ms. Gao has managed the Funds’ portfolios since January 2014.

Mr. Byrum is a Senior Vice President of Guggenheim Investments and joined Guggenheim Investments in 1993. He has ultimate responsibility for the management of the Funds and reviews the activities of the portfolio managers of the Funds. He holds a degree in finance from Miami University of Ohio and is a member of the CFA Institute and the Washington Society of Investment Analysts. Mr. King is a Portfolio Manager of Guggenheim Investments and rejoined Guggenheim Investments in 2011 as the lead portfolio manager for exchange-traded products. Mr. King holds a bachelor’s degree in finance from the University of Maryland, and has earned the Chartered Financial Analyst designation. Ms. Gao is an ETF Analyst, ETF Portfolio Management of Guggenheim Investments, and joined Guggenheim Investments in December 2010. Ms. Gao received a M.S. in Accounting from the University of Illinois at Chicago.

Claymore Exchange-Traded Fund Trust 2 Overview
The Claymore Exchange-Traded Fund Trust 2 is an investment company consisting of 13 separate exchange-traded “index funds” as of November 30, 2015. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund including a discussion of investment objectives, risks, ongoing expenses and sales charges. If a prospectus did not accompany this report, you can obtain one from your financial adviser, from our website at http://guggenheiminvestments.com or by calling (800)345-7999. Please read the prospectus carefully before investing. The Statement of Additional Information that includes additional information about the Trustees is also available, without charge, upon request via our website at http://guggenheiminvestments.com or by calling (800)345-7999. All funds are subject to market risk and shares when sold may be worth more or less than their original cost. You can lose money investing in the funds.

Guggenheim Funds Distributors, LLC
227 West Monroe Street
Chicago, IL 60606
Member FINRA/SIPC
(01/16)

NOT FDIC-INSURED l NOT BANK-GUARANTEED l MAY LOSE VALUE

ETF-002-SAR-1115

Item 2.  Code of Ethics.

Not applicable for a semi-annual reporting period.

Item 3.  Audit Committee Financial Expert.

Not applicable for a semi-annual reporting period.

Item 4.  Principal Accountant Fees and Services.

Not applicable for a semi-annual reporting period.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for a semi-annual reporting period.

Item 6.  Schedule of Investments.

The Schedule of Investments is included as part of Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) as of a date within 90 days of this filing and have concluded that based on such evaluation as required by Rule 30a-3(b) under the Investment Company Act, that the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)  Not applicable.

(a)(2)  Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act.

(a)(3)  Not Applicable.

(b)       Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:      /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   President and Chief Executive Officer

Date:    February 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Donald C. Cacciapaglia

Name: Donald C. Cacciapaglia

Title:   Presdent and Chief Executive Officer

Date:    February 5, 2016

By:      /s/ John L. Sullivan

Name: John L. Sullivan

Title:   Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:    February 5, 2016